UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 57.70%

AMUSEMENT & RECREATION SERVICES - 0.12%
          11,369  HARRAH'S ENTERTAINMENT INCORPORATED                                                         $         819,364
          21,519  INTERNATIONAL GAME TECHNOLOGY                                                                         605,760

                                                                                                                      1,425,124
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 0.26%
          47,434  GAP INCORPORATED                                                                                      936,821
          20,421  KOHL'S CORPORATION+                                                                                 1,141,738
          23,799  LIMITED BRANDS                                                                                        509,775
           7,693  NORDSTROM INCORPORATED                                                                                522,893

                                                                                                                      3,111,227
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
           7,550  JONES APPAREL GROUP INCORPORATED                                                                      234,352
           6,794  LIZ CLAIBORNE INCORPORATED                                                                            270,129
           6,259  VF CORPORATION                                                                                        358,140

                                                                                                                        862,621
                                                                                                              -----------------

APPLICATIONS SOFTWARE - 0.02%
          10,595  CITRIX SYSTEMS INCORPORATED+<<                                                                        229,488
                                                                                                              -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
          13,976  AUTONATION INCORPORATED+                                                                              286,788
           4,109  AUTOZONE INCORPORATED+<<                                                                              379,918

                                                                                                                        666,706
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
           4,027  RYDER SYSTEM INCORPORATED                                                                             147,388
                                                                                                              -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.13%
           8,007  CENTEX CORPORATION<<                                                                                  565,855
           5,214  KB HOME                                                                                               397,463
           7,427  PULTE HOMES INCORPORATED                                                                              625,725

                                                                                                                      1,589,043
                                                                                                              -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.71%
         134,356  HOME DEPOT INCORPORATED                                                                             5,226,448
          48,354  LOWE'S COMPANIES INCORPORATED                                                                       2,815,170
           7,835  SHERWIN-WILLIAMS COMPANY<<                                                                            368,950

                                                                                                                      8,410,568
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
BUSINESS SERVICES - 3.62%
          30,610  ADOBE SYSTEMS INCORPORATED                                                                  $         876,058
           7,915  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                  404,456
          14,309  AUTODESK INCORPORATED<<                                                                               491,800
          36,515  AUTOMATIC DATA PROCESSING INCORPORATED                                                              1,532,535
          13,867  BMC SOFTWARE INCORPORATED+<<                                                                          248,913
          65,825  CENDANT CORPORATION                                                                                 1,472,505
          33,315  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                      915,496
          11,524  COMPUTER SCIENCES CORPORATION+                                                                        503,599
          24,316  COMPUWARE CORPORATION+                                                                                174,832
           8,902  CONVERGYS CORPORATION+<<                                                                              126,586
          76,043  EBAY INCORPORATED+                                                                                  2,510,179
          19,186  ELECTRONIC ARTS INCORPORATED+                                                                       1,086,119
          32,480  ELECTRONIC DATA SYSTEMS CORPORATION                                                                   625,240
           8,126  EQUIFAX INCORPORATED                                                                                  290,179
          48,740  FIRST DATA CORPORATION                                                                              1,956,424
          11,974  FISERV INCORPORATED+                                                                                  514,283
          14,184  IMS HEALTH INCORPORATED                                                                               351,338
          26,471  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                        322,417
          11,606  INTUIT INCORPORATED+<<                                                                                523,547
           5,421  MERCURY INTERACTIVE CORPORATION+<<                                                                    207,950
         628,984  MICROSOFT CORPORATION                                                                              15,623,963
           7,567  MONSTER WORLDWIDE INCORPORATED+                                                                       217,022
          11,693  NCR CORPORATION+<<                                                                                    410,658
          23,843  NOVELL INCORPORATED+<<                                                                                147,827
          11,478  OMNICOM GROUP INCORPORATED                                                                            916,633
         276,781  ORACLE CORPORATION+                                                                                 3,653,509
          17,004  PARAMETRIC TECHNOLOGY CORPORATION+                                                                    108,485
           9,982  ROBERT HALF INTERNATIONAL INCORPORATED                                                                249,250
          32,342  SIEBEL SYSTEMS INCORPORATED                                                                           287,844
         213,208  SUN MICROSYSTEMS INCORPORATED+                                                                        795,266
          18,168  SUNGARD DATA SYSTEMS INCORPORATED+                                                                    638,969
          44,528  SYMANTEC CORPORATION+                                                                                 968,039
          21,210  UNISYS CORPORATION+<<                                                                                 134,259
          26,754  VERITAS SOFTWARE CORPORATION+                                                                         652,798
          82,169  YAHOO! INCORPORATED+<<                                                                              2,847,156

                                                                                                                     42,786,134
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 5.95%
          97,068  ABBOTT LABORATORIES<<                                                                               4,757,303
          14,352  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 865,426
           5,349  ALBERTO-CULVER COMPANY CLASS B                                                                        231,772
          77,463  AMGEN INCORPORATED+                                                                                 4,683,413
           6,361  AVERY DENNISON CORPORATION                                                                            336,879
          29,547  AVON PRODUCTS INCORPORATED                                                                          1,118,354
          21,572  BIOGEN IDEC INCORPORATED+                                                                             743,156
         122,331  BRISTOL-MYERS SQUIBB COMPANY                                                                        3,055,828
           9,270  CHIRON CORPORATION+<<                                                                                 323,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           9,649  CLOROX COMPANY                                                                              $         537,642
          32,749  COLGATE PALMOLIVE COMPANY<<                                                                         1,634,503
          60,172  DOW CHEMICAL COMPANY                                                                                2,679,459
          62,352  E.I. DU PONT DE NEMOURS AND COMPANY                                                                 2,681,760
           5,029  EASTMAN CHEMICAL COMPANY<<                                                                            277,349
          13,748  ECOLAB INCORPORATED                                                                                   444,885
          70,928  ELI LILLY & COMPANY                                                                                 3,951,399
          21,312  FOREST LABORATORIES INCORPORATED+                                                                     827,971
          15,792  GENZYME CORPORATION+                                                                                  948,941
          28,282  GILEAD SCIENCES INCORPORATED+<<                                                                     1,244,125
          62,448  GILLETTE COMPANY<<                                                                                  3,161,742
           3,258  GREAT LAKES CHEMICAL CORPORATION                                                                      102,529
           9,895  HOSPIRA INCORPORATED+                                                                                 385,905
           5,538  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       200,586
          15,131  KING PHARMACEUTICALS INCORPORATED+                                                                    157,665
          15,509  MEDIMMUNE INCORPORATED+                                                                               414,401
         137,910  MERCK & COMPANY INCORPORATED<<                                                                      4,247,628
          16,787  MONSANTO COMPANY                                                                                    1,055,399
          16,860  MYLAN LABORATORIES INCORPORATED                                                                       324,387
         465,435  PFIZER INCORPORATED<<                                                                              12,836,697
          10,745  PPG INDUSTRIES INCORPORATED                                                                           674,356
          20,249  PRAXAIR INCORPORATED                                                                                  943,603
         154,901  PROCTER & GAMBLE COMPANY<<                                                                          8,171,028
          12,079  ROHM & HAAS COMPANY                                                                                   559,741
          92,336  SCHERING-PLOUGH CORPORATION                                                                         1,759,924
           4,310  SIGMA-ALDRICH CORPORATION<<                                                                           241,532
          83,785  WYETH                                                                                               3,728,433

                                                                                                                     70,309,151
                                                                                                              -----------------

COMMUNICATIONS - 2.32%
          20,473  ALLTEL CORPORATION<<                                                                                1,275,058
          50,152  AT&T CORPORATION                                                                                      954,894
          29,861  AVAYA INCORPORATED+<<                                                                                 248,444
         114,617  BELLSOUTH CORPORATION                                                                               3,045,374
           8,218  CENTURYTEL INCORPORATED                                                                               284,589
          31,919  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                             987,255
         138,057  COMCAST CORPORATION CLASS A+<<                                                                      4,238,350
          70,446  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                         2,276,110
         104,672  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                    388,333
         206,767  SBC COMMUNICATIONS INCORPORATED                                                                     4,910,716
          92,629  SPRINT CORPORATION<<                                                                                2,324,049
          18,196  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                      501,300
         173,218  VERIZON COMMUNICATIONS INCORPORATED                                                                 5,984,682

                                                                                                                     27,419,154
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS - 5.95%
          22,094  AMSOUTH BANCORPORATION                                                                      $         574,444
         251,740  BANK OF AMERICA CORPORATION                                                                        11,481,861
          48,727  BANK OF NEW YORK COMPANY INCORPORATED                                                               1,402,363
          34,200  BB&T CORPORATION<<                                                                                  1,366,974
         325,644  CITIGROUP INCORPORATED<<                                                                           15,054,522
          10,566  COMERICA INCORPORATED                                                                                 610,715
           7,757  COMPASS BANCSHARES INCORPORATED<<                                                                     349,065
          32,658  FIFTH THIRD BANCORP                                                                                 1,345,836
           7,770  FIRST HORIZON NATIONAL CORPORATION                                                                    327,894
          17,694  GOLDEN WEST FINANCIAL CORPORATION                                                                   1,139,140
          14,541  HUNTINGTON BANCSHARES INCORPORATED                                                                    351,020
         220,262  JP MORGAN CHASE & COMPANY                                                                           7,779,654
          25,519  KEYCORP                                                                                               845,955
           6,119  M&T BANK CORPORATION                                                                                  643,474
          13,328  MARSHALL & ILSLEY CORPORATION                                                                         592,430
          26,491  MELLON FINANCIAL CORPORATION                                                                          760,027
          37,197  NATIONAL CITY CORPORATION                                                                           1,269,162
          29,896  NORTH FORK BANCORPORATION INCORPORATED                                                                839,779
          12,728  NORTHERN TRUST CORPORATION                                                                            580,269
          17,747  PNC FINANCIAL SERVICES GROUP<<                                                                        966,502
          29,039  REGIONS FINANCIAL CORPORATION                                                                         983,841
          22,827  SOVEREIGN BANCORP INCORPORATED                                                                        509,955
          20,718  STATE STREET CORPORATION                                                                              999,643
          21,269  SUNTRUST BANKS INCORPORATED                                                                         1,536,472
          19,474  SYNOVUS FINANCIAL CORPORATION                                                                         558,320
         114,725  US BANCORP                                                                                          3,349,970
          98,680  WACHOVIA CORPORATION                                                                                4,894,528
          54,913  WASHINGTON MUTUAL INCORPORATED<<                                                                    2,234,410
         105,623  WELLS FARGO & COMPANY++                                                                             6,504,264
           5,614  ZIONS BANCORPORATION                                                                                  412,797

                                                                                                                     70,265,286
                                                                                                              -----------------

EATING & DRINKING PLACES - 0.32%
           9,120  DARDEN RESTAURANTS INCORPORATED                                                                       300,777
          79,341  MCDONALD'S CORPORATION                                                                              2,201,713
           7,194  WENDY'S INTERNATIONAL INCORPORATED                                                                    342,794
          18,137  YUM! BRANDS INCORPORATED<<                                                                            944,575

                                                                                                                      3,789,859
                                                                                                              -----------------

EDUCATIONAL SERVICES - 0.07%
          10,233  APOLLO GROUP INCORPORATED CLASS A+                                                                    800,425
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.27%
          40,887  AES CORPORATION+                                                                                      669,729
          10,174  ALLEGHENY ENERGY INCORPORATED+<<                                                                      256,588
          16,954  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                               134,445

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          12,726  AMEREN CORPORATION                                                                          $         703,748
          24,038  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                        886,281
          33,678  CALPINE CORPORATION+<<                                                                                114,505
          18,184  CENTERPOINT ENERGY INCORPORATED                                                                       240,211
          12,414  CINERGY CORPORATION<<                                                                                 556,395
          21,320  CITIZENS COMMUNICATIONS COMPANY                                                                       286,541
          13,695  CMS ENERGY CORPORATION+<<                                                                             206,247
          15,217  CONSOLIDATED EDISON INCORPORATED                                                                      712,764
          11,112  CONSTELLATION ENERGY GROUP INCORPORATED                                                               641,051
          21,314  DOMINION RESOURCES INCORPORATED                                                                     1,564,234
          10,902  DTE ENERGY COMPANY<<                                                                                  509,887
          58,010  DUKE ENERGY CORPORATION<<                                                                           1,724,637
          20,780  DYNEGY INCORPORATED CLASS A+<<                                                                        100,991
          20,395  EDISON INTERNATIONAL                                                                                  827,017
          40,347  EL PASO CORPORATION                                                                                   464,797
          13,270  ENTERGY CORPORATION<<                                                                               1,002,549
          41,886  EXELON CORPORATION<<                                                                                2,150,008
          20,646  FIRSTENERGY CORPORATION                                                                               993,279
          24,535  FPL GROUP INCORPORATED                                                                              1,031,942
          10,825  KEYSPAN CORPORATION                                                                                   440,578
           6,792  KINDER MORGAN INCORPORATED<<                                                                          565,094
           2,762  NICOR INCORPORATED                                                                                    113,712
          17,016  NISOURCE INCORPORATED                                                                                 420,806
           2,379  PEOPLES ENERGY CORPORATION                                                                            103,391
          23,166  PG&E CORPORATION                                                                                      869,652
           6,156  PINNACLE WEST CAPITAL CORPORATION                                                                     273,634
          11,878  PPL CORPORATION                                                                                       705,316
          15,566  PROGRESS ENERGY INCORPORATED                                                                          704,206
          14,943  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          908,833
          14,977  SEMPRA ENERGY<<                                                                                       618,700
          46,592  SOUTHERN COMPANY                                                                                    1,615,345
          12,956  TECO ENERGY INCORPORATED                                                                              244,998
          15,003  TXU CORPORATION                                                                                     1,246,599
          35,558  WASTE MANAGEMENT INCORPORATED                                                                       1,007,714
          35,732  WILLIAMS COMPANIES INCORPORATED                                                                       678,908
          25,180  XCEL ENERGY INCORPORATED                                                                              491,514

                                                                                                                     26,786,846
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.47%
           7,261  ADC TELECOMMUNICATIONS INCORPORATED+                                                                  158,072
          24,722  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                428,679
          23,260  ALTERA CORPORATION+<<                                                                                 461,013
          11,351  AMERICAN POWER CONVERSION CORPORATION                                                                 267,770
          23,161  ANALOG DEVICES INCORPORATED                                                                           864,137
          10,168  ANDREW CORPORATION+                                                                                   129,744
          19,187  APPLIED MICRO CIRCUITS CORPORATION+<<                                                                  49,119
          18,319  BROADCOM CORPORATION CLASS A+<<                                                                       650,508

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          36,089  CIENA CORPORATION+                                                                          $          75,426
         400,041  CISCO SYSTEMS INCORPORATED+                                                                         7,644,783
          12,536  COMVERSE TECHNOLOGY INCORPORATED+                                                                     296,476
           5,812  COOPER INDUSTRIES LIMITED CLASS A                                                                     371,387
          26,084  EMERSON ELECTRIC COMPANY                                                                            1,633,641
          25,151  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                         532,698
         663,905  GENERAL ELECTRIC COMPANY                                                                           23,004,308
         386,415  INTEL CORPORATION                                                                                  10,069,975
          11,524  JABIL CIRCUIT INCORPORATED+                                                                           354,133
          90,649  JDS UNIPHASE CORPORATION+<<                                                                           137,786
          12,323  KLA-TENCOR CORPORATION                                                                                538,515
           7,428  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                              568,836
          19,154  LINEAR TECHNOLOGY CORPORATION                                                                         702,760
          24,274  LSI LOGIC CORPORATION+                                                                                206,086
         277,317  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                   806,992
          20,529  MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                              784,413
           4,988  MAYTAG CORPORATION<<                                                                                   78,112
          38,489  MICRON TECHNOLOGY INCORPORATED+<<                                                                     392,973
          10,518  MOLEX INCORPORATED                                                                                    273,889
         153,503  MOTOROLA INCORPORATED                                                                               2,802,965
          21,851  NATIONAL SEMICONDUCTOR CORPORATION<<                                                                  481,378
          22,919  NETWORK APPLIANCE INCORPORATED+<<                                                                     647,920
           8,645  NOVELLUS SYSTEMS INCORPORATED+                                                                        213,618
          10,576  NVIDIA CORPORATION+<<                                                                                 282,591
          11,291  PMC-SIERRA INCORPORATED+                                                                              105,345
           5,689  QLOGIC CORPORATION+<<                                                                                 175,619
         102,258  QUALCOMM INCORPORATED                                                                               3,375,537
          11,152  ROCKWELL COLLINS INCORPORATED                                                                         531,727
          32,898  SANMINA-SCI CORPORATION+                                                                              179,952
           9,539  SCIENTIFIC-ATLANTA INCORPORATED                                                                       317,363
          28,061  TELLABS INCORPORATED+                                                                                 244,131
         104,047  TEXAS INSTRUMENTS INCORPORATED<<                                                                    2,920,599
           4,187  WHIRLPOOL CORPORATION                                                                                 293,551
          21,960  XILINX INCORPORATED                                                                                   559,980

                                                                                                                     64,614,507
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.20%
           5,420  FLUOR CORPORATION<<                                                                                   312,138
          17,288  MOODY'S CORPORATION                                                                                   777,269
          22,269  PAYCHEX INCORPORATED                                                                                  724,633
          11,398  QUEST DIAGNOSTICS INCORPORATED                                                                        607,171

                                                                                                                      2,421,211
                                                                                                              -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.21%
           6,895  BALL CORPORATION                                                                                      247,945
           9,104  FORTUNE BRANDS INCORPORATED                                                                           808,435

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
          17,087  ILLINOIS TOOL WORKS INCORPORATED                                                            $       1,361,492
           3,617  SNAP-ON INCORPORATED                                                                                  124,063

                                                                                                                      2,541,935
                                                                                                              -----------------

FINANCIAL SERVICES - 0.02%
          14,201  JANUS CAPITAL GROUP INCORPORATED                                                                      213,583
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 1.95%
          48,598  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                               2,223,359
          39,045  ARCHER-DANIELS-MIDLAND COMPANY                                                                        834,782
          20,325  CAMPBELL SOUP COMPANY                                                                                 625,400
         141,677  COCA-COLA COMPANY                                                                                   5,915,015
          22,086  COCA-COLA ENTERPRISES INCORPORATED                                                                    486,113
          32,419  CONAGRA FOODS INCORPORATED                                                                            750,824
          23,142  GENERAL MILLS INCORPORATED                                                                          1,082,814
           7,070  HERCULES INCORPORATED+<<                                                                              100,041
          13,610  HERSHEY FOODS CORPORATION                                                                             845,181
          21,913  HJ HEINZ COMPANY                                                                                      776,158
          21,885  KELLOGG COMPANY                                                                                       972,569
           8,464  MCCORMICK & COMPANY INCORPORATED                                                                      276,604
           4,913  MOLSON COORS BREWING COMPANY                                                                          304,606
          12,267  PEPSI BOTTLING GROUP INCORPORATED<<                                                                   350,959
         104,823  PEPSICO INCORPORATED                                                                                5,653,104
          49,282  SARA LEE CORPORATION                                                                                  976,276
          12,257  WM. WRIGLEY JR. COMPANY<<                                                                             843,772

                                                                                                                     23,017,577
                                                                                                              -----------------

FOOD STORES - 0.27%
          23,056  ALBERTSON'S INCORPORATED<<                                                                            476,798
          45,619  KROGER COMPANY+<<                                                                                     868,130
          28,056  SAFEWAY INCORPORATED                                                                                  633,785
          24,399  STARBUCKS CORPORATION+<<                                                                            1,260,452

                                                                                                                      3,239,165
                                                                                                              -----------------

FORESTRY - 0.08%
          15,329  WEYERHAEUSER COMPANY<<                                                                                975,691
                                                                                                              -----------------

FURNITURE & FIXTURES - 0.13%
          11,870  LEGGETT & PLATT INCORPORATED                                                                          315,505
          27,148  MASCO CORPORATION                                                                                     862,220
          17,233  NEWELL RUBBERMAID INCORPORATED                                                                        410,835

                                                                                                                      1,588,560
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 1.52%
           7,116  BIG LOTS INCORPORATED+<<                                                                               94,216

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
GENERAL MERCHANDISE STORES (continued)
          18,888  DOLLAR GENERAL CORPORATION                                                                  $         384,560
          10,438  FAMILY DOLLAR STORES INCORPORATED<<                                                                   272,432
          10,668  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                            781,751
          16,481  JC PENNEY COMPANY INCORPORATED                                                                        866,571
          18,744  MAY DEPARTMENT STORES COMPANY                                                                         752,759
           6,400  SEARS HOLDINGS CORPORATION+<<                                                                         959,168
          55,296  TARGET CORPORATION                                                                                  3,008,655
          29,447  TJX COMPANIES INCORPORATED                                                                            717,034
         209,427  WAL-MART STORES INCORPORATED                                                                       10,094,381

                                                                                                                     17,931,527
                                                                                                              -----------------

HEALTH SERVICES - 0.37%
          28,395  CAREMARK RX INCORPORATED+                                                                           1,264,145
          26,235  HCA INCORPORATED                                                                                    1,486,738
          15,433  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                  404,036
           8,426  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                           420,457
           5,407  MANOR CARE INCORPORATED                                                                               214,820
          29,331  TENET HEALTHCARE CORPORATION+<<                                                                       359,011
           6,896  WATSON PHARMACEUTICALS INCORPORATED+                                                                  203,846

                                                                                                                      4,353,053
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.35%
           5,964  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     244,047
          12,447  ARCHSTONE-SMITH TRUST                                                                                 480,703
          25,511  EQUITY OFFICE PROPERTIES TRUST                                                                        844,414
          17,941  EQUITY RESIDENTIAL                                                                                    660,588
          11,514  PLUM CREEK TIMBER COMPANY                                                                             417,958
          11,684  PROLOGIS<<                                                                                            470,164
          13,750  SIMON PROPERTY GROUP INCORPORATED                                                                     996,738

                                                                                                                      4,114,612
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.21%
          18,493  BED BATH & BEYOND INCORPORATED+                                                                       772,638
          18,688  BEST BUY COMPANY INCORPORATED                                                                       1,281,062
          11,973  CIRCUIT CITY STORES INCORPORATED                                                                      207,013
           9,744  RADIO SHACK CORPORATION<<                                                                             225,769

                                                                                                                      2,486,482
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.19%
          23,903  HILTON HOTELS CORPORATION                                                                             570,087
          12,424  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           847,565
          13,528  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      792,335

                                                                                                                      2,209,987
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.12%
          48,173  3M COMPANY<<                                                                                $       3,482,908
          11,184  AMERICAN STANDARD COMPANIES INCORPORATED                                                              468,833
          51,576  APPLE COMPUTER INCORPORATED+<<                                                                      1,898,513
         102,907  APPLIED MATERIALS INCORPORATED                                                                      1,665,035
          21,207  BAKER HUGHES INCORPORATED<<                                                                         1,084,950
           5,009  BLACK & DECKER CORPORATION<<                                                                          450,059
          21,389  CATERPILLAR INCORPORATED                                                                            2,038,586
           2,728  CUMMINS INCORPORATED<<                                                                                203,536
          15,430  DEERE & COMPANY                                                                                     1,010,511
         151,554  DELL INCORPORATED+                                                                                  5,987,898
          12,752  DOVER CORPORATION<<                                                                                   463,918
           9,433  EATON CORPORATION                                                                                     565,037
         150,407  EMC CORPORATION+                                                                                    2,062,080
          18,591  GATEWAY INCORPORATED+                                                                                  61,350
         180,677  HEWLETT-PACKARD COMPANY<<                                                                           4,247,716
          10,551  INGERSOLL-RAND COMPANY CLASS A                                                                        752,814
         100,990  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         7,493,458
           7,926  LEXMARK INTERNATIONAL INCORPORATED+                                                                   513,843
          10,770  NATIONAL-OILWELL INCORPORATED+                                                                        512,006
           7,786  PALL CORPORATION                                                                                      236,383
           7,523  PARKER HANNIFIN CORPORATION                                                                           466,501
          14,399  PITNEY BOWES INCORPORATED                                                                             627,076
          60,857  SOLECTRON CORPORATION+                                                                                230,648
           4,716  STANLEY WORKS                                                                                         214,767
          15,197  SYMBOL TECHNOLOGIES INCORPORATED                                                                      149,994

                                                                                                                     36,888,420
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.22%
          19,894  AON CORPORATION<<                                                                                     498,146
          10,130  HUMANA INCORPORATED+                                                                                  402,566
           8,509  JEFFERSON-PILOT CORPORATION                                                                           429,024
          33,357  MARSH & MCLENNAN COMPANIES INCORPORATED                                                               923,989
          18,641  UNUMPROVIDENT CORPORATION<<                                                                           341,503

                                                                                                                      2,595,228
                                                                                                              -----------------

INSURANCE CARRIERS - 3.22%
          17,994  ACE LIMITED                                                                                           807,031
          18,181  AETNA INCORPORATED                                                                                  1,505,750
          31,405  AFLAC INCORPORATED                                                                                  1,359,208
          41,830  ALLSTATE CORPORATION                                                                                2,499,342
           6,778  AMBAC FINANCIAL GROUP INCORPORATED                                                                    472,833
         162,435  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           9,437,473
          12,227  CHUBB CORPORATION<<                                                                                 1,046,753
           8,193  CIGNA CORPORATION                                                                                     876,897
          10,432  CINCINNATI FINANCIAL CORPORATION                                                                      412,694
          18,568  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                    1,388,515

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
INSURANCE CARRIERS (continued)
          10,873  LINCOLN NATIONAL CORPORATION                                                                $         510,161
           9,993  LOEWS CORPORATION                                                                                     774,458
           8,476  MBIA INCORPORATED                                                                                     502,712
          45,904  METLIFE INCORPORATED                                                                                2,062,926
           5,907  MGIC INVESTMENT CORPORATION                                                                           385,255
          18,389  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                              770,499
          12,444  PROGRESSIVE CORPORATION                                                                             1,229,592
          32,675  PRUDENTIAL FINANCIAL INCORPORATED                                                                   2,145,441
           7,979  SAFECO CORPORATION                                                                                    433,579
          42,176  ST. PAUL COMPANIES INCORPORATED                                                                     1,667,217
           6,518  TORCHMARK CORPORATION                                                                                 340,240
          79,258  UNITEDHEALTH GROUP INCORPORATED<<                                                                   4,132,512
          38,348  WELLPOINT INCORPORATED+                                                                             2,670,555
           8,770  XL CAPITAL LIMITED CLASS A                                                                            652,663

                                                                                                                     38,084,306
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.07%
          23,607  COACH INCORPORATED+                                                                                   792,487
                                                                                                              -----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
          16,283  GEORGIA-PACIFIC CORPORATION                                                                           517,799
           6,939  LOUISIANA-PACIFIC CORPORATION                                                                         170,561

                                                                                                                        688,360
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.73%
          27,066  AGILENT TECHNOLOGIES INCORPORATED+                                                                    623,060
           8,164  ALLERGAN INCORPORATED                                                                                 695,900
          12,352  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                          242,964
           3,351  BAUSCH & LOMB INCORPORATED                                                                            278,133
          38,856  BAXTER INTERNATIONAL INCORPORATED                                                                   1,441,558
          15,807  BECTON DICKINSON & COMPANY                                                                            829,393
          15,766  BIOMET INCORPORATED                                                                                   546,134
          46,937  BOSTON SCIENTIFIC CORPORATION+                                                                      1,267,299
           6,579  C.R. BARD INCORPORATED                                                                                437,569
          17,226  DANAHER CORPORATION                                                                                   901,609
          17,972  EASTMAN KODAK COMPANY                                                                                 482,548
           7,519  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                       487,983
          20,344  GUIDANT CORPORATION<<                                                                               1,369,151
          75,713  MEDTRONIC INCORPORATED                                                                              3,921,176
           3,126  MILLIPORE CORPORATION+                                                                                177,338
           8,116  PERKINELMER INCORPORATED                                                                              153,393
          28,308  RAYTHEON COMPANY                                                                                    1,107,409
          10,939  ROCKWELL AUTOMATION INCORPORATED                                                                      532,839
          22,679  ST. JUDE MEDICAL INCORPORATED+                                                                        989,031
          23,468  STRYKER CORPORATION                                                                                 1,116,138
           5,540  TEKTRONIX INCORPORATED                                                                                128,916

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          12,256  TERADYNE INCORPORATED+                                                                      $         146,704
          10,090  THERMO ELECTRON CORPORATION+                                                                          271,118
           7,348  WATERS CORPORATION+<<                                                                                 273,125
          59,980  XEROX CORPORATION+                                                                                    827,124
          15,459  ZIMMER HOLDINGS INCORPORATED+                                                                       1,177,512

                                                                                                                     20,425,124
                                                                                                              -----------------

METAL MINING - 0.18%
          11,247  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                 421,088
          27,914  NEWMONT MINING CORPORATION<<                                                                        1,089,483
           6,064  PHELPS DODGE CORPORATION<<                                                                            560,920

                                                                                                                      2,071,491
                                                                                                              -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
           6,392  VULCAN MATERIALS COMPANY                                                                              415,416
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.42%
          10,491  HASBRO INCORPORATED                                                                                   218,108
         186,136  JOHNSON & JOHNSON                                                                                  12,098,840
          25,767  MATTEL INCORPORATED<<                                                                                 471,536
           8,994  TIFFANY & COMPANY                                                                                     294,643
         126,418  TYCO INTERNATIONAL LIMITED                                                                          3,691,406

                                                                                                                     16,774,533
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 0.69%
          29,900  COSTCO WHOLESALE CORPORATION                                                                        1,340,118
          50,707  CVS CORPORATION<<                                                                                   1,474,053
           4,482  DILLARDS INCORPORATED CLASS A                                                                         104,968
           9,286  EXPRESS SCRIPTS INCORPORATED+<<                                                                       464,114
          19,771  OFFICE DEPOT INCORPORATED+                                                                            451,570
          46,110  STAPLES INCORPORATED                                                                                  983,065
          13,865  TOYS R US INCORPORATED+                                                                               367,145
          63,999  WALGREEN COMPANY                                                                                    2,943,314

                                                                                                                      8,128,347
                                                                                                              -----------------

MOTION PICTURES - 0.94%
         181,579  NEWS CORPORATION CLASS A                                                                            2,937,948
         293,313  TIME WARNER INCORPORATED+                                                                           4,901,260
         127,781  WALT DISNEY COMPANY                                                                                 3,217,526

                                                                                                                     11,056,734
                                                                                                              -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.41%
          69,728  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          4,822,388
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.46%
          73,310  AMERICAN EXPRESS COMPANY                                                                    $       3,902,291
          15,781  CAPITAL ONE FINANCIAL CORPORATION<<                                                                 1,262,638
          13,175  CIT GROUP INCORPORATED                                                                                566,130
          36,787  COUNTRYWIDE FINANCIAL CORPORATION                                                                   1,420,346
          60,588  FANNIE MAE                                                                                          3,538,339
          43,230  FREDDIE MAC                                                                                         2,819,893
          79,352  MBNA CORPORATION<<                                                                                  2,075,848
          18,418  PROVIDIAN FINANCIAL CORPORATION+<<                                                                    324,709
          26,261  SLM CORPORATION                                                                                     1,334,059

                                                                                                                     17,244,253
                                                                                                              -----------------

OIL & GAS EXTRACTION - 1.51%
          14,754  ANADARKO PETROLEUM CORPORATION<<                                                                    1,212,041
          20,543  APACHE CORPORATION<<                                                                                1,327,078
          10,135  BJ SERVICES COMPANY                                                                                   531,885
          24,130  BURLINGTON RESOURCES INCORPORATED                                                                   1,332,941
          29,654  DEVON ENERGY CORPORATION<<                                                                          1,502,865
          14,976  EOG RESOURCES INCORPORATED                                                                            850,637
          31,658  HALLIBURTON COMPANY                                                                                 1,513,885
           7,292  KERR-MCGEE CORPORATION                                                                                556,452
           9,311  NABORS INDUSTRIES LIMITED+                                                                            564,433
           8,503  NOBLE CORPORATION<<                                                                                   523,019
          24,929  OCCIDENTAL PETROLEUM CORPORATION                                                                    1,917,788
           6,777  ROWAN COMPANIES INCORPORATED+                                                                         201,345
          36,880  SCHLUMBERGER LIMITED<<                                                                              2,800,667
          20,413  TRANSOCEAN INCORPORATED+                                                                            1,101,690
          17,012  UNOCAL CORPORATION                                                                                  1,106,631
          22,594  XTO ENERGY INCORPORATED                                                                               767,959

                                                                                                                     17,811,316
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 0.33%
           6,707  BEMIS COMPANY INCORPORATED                                                                            178,004
          30,703  INTERNATIONAL PAPER COMPANY                                                                           927,537
          29,947  KIMBERLY-CLARK CORPORATION                                                                          1,874,383
          11,668  MEADWESTVACO CORPORATION                                                                              327,170
           4,422  OFFICEMAX INCORPORATED                                                                                131,643
           9,341  PACTIV CORPORATION+<<                                                                                 201,579
           7,792  TEMPLE-INLAND INCORPORATED<<                                                                          289,473

                                                                                                                      3,929,789
                                                                                                              -----------------

PERSONAL SERVICES - 0.08%
           9,372  CINTAS CORPORATION                                                                                    361,759
          10,344  H & R BLOCK INCORPORATED                                                                              603,573

                                                                                                                        965,332
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 3.31%
           5,374  AMERADA HESS CORPORATION                                                                    $         572,385
           4,196  ASHLAND INCORPORATED<<                                                                                301,566
         131,343  CHEVRONTEXACO CORPORATION                                                                           7,344,700
          87,154  CONOCOPHILLIPS                                                                                      5,010,483
         398,480  EXXON MOBIL CORPORATION                                                                            22,900,646
          21,775  MARATHON OIL CORPORATION<<                                                                          1,162,132
           4,309  SUNOCO INCORPORATED                                                                                   489,847
          16,070  VALERO ENERGY CORPORATION<<                                                                         1,271,298

                                                                                                                     39,053,057
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 0.21%
          54,593  ALCOA INCORPORATED                                                                                  1,426,515
           5,618  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                   123,933
           7,550  ENGELHARD CORPORATION                                                                                 215,553
          10,027  NUCOR CORPORATION                                                                                     457,432
           7,147  UNITED STATES STEEL CORPORATION                                                                       245,642

                                                                                                                      2,469,075
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.62%
           4,439  DOW JONES & COMPANY INCORPORATED<<                                                                    157,363
          15,547  GANNETT COMPANY INCORPORATED                                                                        1,105,858
           4,656  KNIGHT-RIDDER INCORPORATED<<                                                                          285,599
          23,449  MCGRAW-HILL COMPANIES INCORPORATED                                                                  1,037,618
           2,813  MEREDITH CORPORATION                                                                                  138,006
           9,110  NEW YORK TIMES COMPANY CLASS A<<                                                                      283,776
          13,352  RR DONNELLEY & SONS COMPANY                                                                           460,778
          18,655  TRIBUNE COMPANY<<                                                                                     656,283
         100,925  VIACOM INCORPORATED CLASS B<<                                                                       3,231,618

                                                                                                                      7,356,899
                                                                                                              -----------------

RAILROAD TRANSPORTATION - 0.30%
          23,571  BURLINGTON NORTHERN SANTA FE CORPORATION                                                            1,109,723
          13,556  CSX CORPORATION                                                                                       578,299
          25,306  NORFOLK SOUTHERN CORPORATION                                                                          783,474
          16,462  UNION PACIFIC CORPORATION                                                                           1,066,737

                                                                                                                      3,538,233
                                                                                                              -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.05%
           4,003  COOPER TIRE & RUBBER COMPANY                                                                           74,336
          11,013  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                     164,093
           3,511  REEBOK INTERNATIONAL LIMITED<<                                                                        146,865
           5,239  SEALED AIR CORPORATION+                                                                               260,850

                                                                                                                        646,144
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.26%
           7,115  BEAR STEARNS COMPANIES INCORPORATED<<                                                       $         739,533
          71,327  CHARLES SCHWAB CORPORATION                                                                            804,569
          23,066  E*TRADE FINANCIAL CORPORATION+                                                                        322,693
           5,937  FEDERATED INVESTORS INCORPORATED CLASS B                                                              178,169
          12,404  FRANKLIN RESOURCES INCORPORATED                                                                       954,860
          27,660  GOLDMAN SACHS GROUP INCORPORATED                                                                    2,821,873
          17,314  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                             1,718,934
          59,176  MERRILL LYNCH & COMPANY INCORPORATED<<                                                              3,255,272
          68,581  MORGAN STANLEY                                                                                      3,598,445
           7,743  T ROWE PRICE GROUP INCORPORATED                                                                       484,712

                                                                                                                     14,879,060
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.13%
          90,719  CORNING INCORPORATED+<<                                                                             1,507,750
                                                                                                              -----------------

TOBACCO PRODUCTS - 0.80%
         129,636  ALTRIA GROUP INCORPORATED                                                                           8,382,264
           7,288  REYNOLDS AMERICAN INCORPORATED<<                                                                      574,294
          10,347  UST INCORPORATED<<                                                                                    472,444

                                                                                                                      9,429,002
                                                                                                              -----------------

TRANSPORTATION BY AIR - 0.19%
           8,991  DELTA AIR LINES INCORPORATED+<<                                                                        33,806
          18,909  FEDEX CORPORATION                                                                                   1,531,818
          46,176  SOUTHWEST AIRLINES COMPANY                                                                            643,232

                                                                                                                      2,208,856
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 1.72%
          51,726  BOEING COMPANY                                                                                      3,413,916
           6,075  BRUNSWICK CORPORATION                                                                                 263,169
           9,405  DANA CORPORATION                                                                                      141,169
          35,129  DELPHI CORPORATION                                                                                    163,350
         115,201  FORD MOTOR COMPANY<<                                                                                1,179,658
          12,543  GENERAL DYNAMICS CORPORATION                                                                        1,373,960
          35,397  GENERAL MOTORS CORPORATION<<                                                                        1,203,498
          10,920  GENUINE PARTS COMPANY                                                                                 448,703
           7,545  GOODRICH CORPORATION                                                                                  309,043
          17,819  HARLEY-DAVIDSON INCORPORATED                                                                          883,823
          53,397  HONEYWELL INTERNATIONAL INCORPORATED                                                                1,955,932
           5,777  ITT INDUSTRIES INCORPORATED<<                                                                         564,009
          12,021  JOHNSON CONTROLS INCORPORATED                                                                         677,143
          25,291  LOCKHEED MARTIN CORPORATION                                                                         1,640,627
           4,122  NAVISTAR INTERNATIONAL CORPORATION+                                                                   131,904
          22,477  NORTHROP GRUMMAN CORPORATION                                                                        1,241,854
          10,882  PACCAR INCORPORATED                                                                                   739,976
           8,447  TEXTRON INCORPORATED                                                                                  640,705

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
TRANSPORTATION EQUIPMENT (continued)
          64,077  UNITED TECHNOLOGIES CORPORATION<<                                                             $       3,290,354

                                                                                                                       20,262,793
                                                                                                                -----------------

TRANSPORTATION SERVICES - 0.01%
           8,207  SABRE HOLDINGS CORPORATION                                                                              163,730
                                                                                                                -----------------

WATER TRANSPORTATION - 0.15%
          32,987  CARNIVAL CORPORATION<<                                                                                1,799,441
                                                                                                                -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.60%
           6,598  AMERISOURCEBERGEN CORPORATION<<                                                                         456,252
           5,642  BROWN-FORMAN CORPORATION CLASS B                                                                        341,115
          26,808  CARDINAL HEALTH INCORPORATED                                                                          1,543,605
          18,478  MCKESSON CORPORATION<<                                                                                  827,630
          17,348  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    925,689
          14,297  NIKE INCORPORATED CLASS B                                                                             1,238,120
           8,518  SUPERVALU INCORPORATED                                                                                  277,772
          39,627  SYSCO CORPORATION                                                                                     1,434,101

                                                                                                                        7,044,284
                                                                                                                -----------------

WHOLESALE TRADE-DURABLE GOODS - 0.03%
           8,054  VISTEON CORPORATION                                                                                      48,566
           5,222  W.W. GRAINGER INCORPORATED                                                                              286,113

                                                                                                                          334,679
                                                                                                                -----------------

TOTAL COMMON STOCKS (COST $704,345,983)                                                                               681,693,437
                                                                                                                -----------------

COLLATERAL FOR SECURITIES LENDING - 47.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.92%
       4,698,000  EVERGREEN MONEY MARKET FUND                                                                           4,698,000
      18,319,519  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               18,319,519
      11,462,185  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      11,462,185

                                                                                                                       34,479,704
                                                                                                                -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 44.98%
$     20,000,000  ALPINE SECURITIZATION CORPORATION                                    3.09%      07/05/2005           19,992,800
       7,000,000  ATOMIUM FUNDING CORPORATION                                          3.10       07/05/2005            6,997,480
      17,000,000  ATOMIUM FUNDING CORPORATION                                          3.10       07/11/2005           16,984,530
      11,000,000  BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
                  (MATURITY VALUE $11,001,066)                                         3.49       07/01/2005           11,000,000
       2,819,000  BETA FINANCE INCORPORATED+/-                                         3.32       06/02/2006            2,819,676
      11,000,000  BHP BILLITON FINANCE LIMITED                                         3.05       07/01/2005           11,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     10,000,000  BHP BILLITON FINANCE LIMITED                                         3.10%      07/05/2005    $      9,996,400
       4,698,000  CC USA INCORPORATED+/-                                               3.40       07/05/2005           4,698,000
      19,799,000  CLIPPER RECEIVABLES CORPORATION                                      3.09       07/07/2005          19,788,308
      14,000,000  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B) +/-                     3.16       07/08/2006          14,000,000
      25,000,000  DANSKE BANK+/-                                                       3.45       07/01/2005          25,000,000
       2,819,000  DEUTSCHE BANK NEW YORK                                               3.60       11/10/2005           2,809,303
      18,000,000  GALAXY FUNDING INCORPORATED                                          3.45       09/29/2005          17,847,540
     104,000,000  GOLDMAN SACHS REPURCHASE AGREEMENT
                  (MATURITY VALUE $104,009,938)                                        3.44       07/01/2005         104,000,000
      34,000,000  GOLDMAN SACHS REPURCHASE AGREEMENT
                  (MATURITY VALUE $34,003,296)                                         3.49       07/01/2005          34,000,000
      20,000,000  GREENWICH CAPITAL HOLDINGS INCORPORATED                              3.40       07/01/2005          20,000,000
      17,000,000  ING USA ANNUITY AND LIFE INSURANCE+/-                                3.60       06/06/2006          17,000,000
       3,758,000  K2 USA LLC+/-                                                        3.31       07/24/2006           3,758,639
      24,000,000  KLIO FUNDING CORPORATION                                             3.31       07/22/2005          23,954,160
       9,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             3.50       08/16/2005           9,000,000
       4,698,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             3.64       12/23/2005           4,700,866
       9,395,000  LINKS FINANCE LLC+/-                                                 3.21       03/15/2006           9,394,530
       9,000,000  LIQUID FUNDING LIMITED+/-                                            3.09       12/19/2005           9,000,000
      10,000,000  LIQUID FUNDING LIMITED+/-                                            3.09       03/03/2006          10,000,000
      24,999,975  LEXINGTON PARKER CAPITAL CORPORATION                                 3.29       07/06/2005          24,988,725
      20,000,000  MORGAN STANLEY+/-                                                    3.52       01/13/2006          20,000,000
       3,758,000  MORGAN STANLEY+/-                                                    3.22       08/13/2010           3,758,301
      16,913,000  RACERS TRUST+/-                                                      3.28       05/20/2005          16,915,605
       9,395,000  TANGO FINANCE CORPORATION+/-                                         3.31       10/25/2006           9,395,470
      23,900,000  THAMES ASSET GLOBAL SECURITIES                                       3.24       07/20/2005          23,858,653
       4,698,000  TRAVELERS INSURANCE COMPANY+/-                                       3.30       02/10/2006           4,697,906
      12,000,000  WHITE PINE FINANCE LLC+/-                                            3.23       01/18/2006          11,999,280
       8,000,000  WHITE PINE FINANCE LLC+/-                                            3.25       06/12/2006           7,999,200

                                                                                                                     531,355,372
                                                                                                                ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $565,835,076)                                                        565,835,076
                                                                                                                ----------------

US TREASURY SECURITIES - 37.51%

US TREASURY BONDS - 37.51%
      23,671,000  US TREASURY BOND<<                                                   6.88       08/15/2025          31,863,391
      29,436,000  US TREASURY BOND<<                                                   6.00       02/15/2026          36,268,360
      18,144,000  US TREASURY BOND<<                                                   6.75       08/15/2026          24,305,158
      23,036,000  US TREASURY BOND<<                                                   6.50       11/15/2026          30,115,078
      20,265,000  US TREASURY BOND<<                                                   6.63       02/15/2027          26,896,255
      19,055,000  US TREASURY BOND<<                                                   6.38       08/15/2027          24,705,246
      47,084,000  US TREASURY BOND<<                                                   6.13       11/15/2027          59,461,960
      25,225,000  US TREASURY BOND<<                                                   5.50       08/15/2028          29,705,389
      23,540,000  US TREASURY BOND<<                                                   5.25       11/15/2028          26,886,164
      24,408,000  US TREASURY BOND<<                                                   5.25       02/15/2029          27,915,698
      23,977,000  US TREASURY BOND<<                                                   6.13       08/15/2029          30,614,697
      38,198,000  US TREASURY BOND<<                                                   6.25       05/15/2030          49,754,385

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
US TREASURY BONDS (continued)
$     37,835,000  US TREASURY BOND<<                                                   5.38%      02/15/2031    $     44,645,300

                                                                                                                     443,137,081
                                                                                                                ----------------

TOTAL US TREASURY SECURITIES (COST $379,131,800)                                                                     443,137,081
                                                                                                                ----------------

SHORT-TERM INVESTMENTS - 4.69%

MUTUAL FUND - 2.90%
      34,300,395  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         34,300,395
                                                                                                                ----------------

US TREASURY BILLS - 1.79%
         145,000  US TREASURY BILL^                                                    2.88%      08/11/2005              144,538
          50,000  US TREASURY BILL^                                                    3.05       11/10/2005               49,439
      21,120,000  US TREASURY BILL^                                                    3.07       11/10/2005           20,882,843

                                                                                                                       21,076,820
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $55,376,628)                                                                        55,377,215
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,704,689,487)*                                   147.80%                                                 $  1,746,042,809

OTHER ASSETS AND LIABILITIES, NET                        (47.80)                                                     (564,668,771)
                                                        -------                                                  ----------------

TOTAL NET ASSETS                                         100.00%                                                 $  1,181,374,038
                                                        -------                                                  ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $38,952,153.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $4,958,600. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.97% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                          VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.18%
           N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                $    106,823,566
           N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                       63,992,684
           N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                           106,600,174
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            107,555,702
           N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                   320,760,492
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO                                                     48,041,680
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     47,892,385
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      47,992,709
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      48,209,662
           N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                   32,208,742
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    224,603,265
           N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                    348,056,946
           N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          43,529,685
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     43,486,483
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      43,302,878
           N/A  WELLS FARGO ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO                                                    116,390,676
           N/A  WELLS FARGO ADVANTAGE TACTICAL MATURITY BOND PORTFOLIO                                                  231,816,419

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,787,297,395)                                               1,981,264,148
                                                                                                                   ----------------

PRINCIPAL                                                                        INTEREST RATE    MATURITY DATE
SHORT-TERM INVESTMENTS - 1.00%

US TREASURY BILLS - 1.00%
$      4,530,000  US TREASURY BILL^                                                    2.84%        08/11/2005     $      4,515,560
      15,755,000  US TREASURY BILL^                                                    3.07         11/10/2005           15,578,087

                                                                                                                         20,093,647
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $20,092,999)                                                                          20,093,647
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,807,390,394)                                    100.18%                                                   $  2,001,357,795

OTHER ASSETS AND LIABILITIES, NET                         (0.18)                                                         (3,690,288)
                                                        -------                                                    ----------------

TOTAL NET ASSETS                                         100.00%                                                   $  1,997,667,507
                                                        -------                                                    ----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.36%
           N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                               $     18,544,800
           N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                      11,113,551
           N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                           18,465,411
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            18,574,570
           N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                   55,621,308
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO                                                     8,394,436
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     8,386,756
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      8,391,323
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      8,440,882
           N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                   5,573,175
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    38,935,592
           N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                   126,364,258
           N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          7,526,443
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     7,450,517
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      7,429,734
           N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                           84,129,363
           N/A  WELLS FARGO ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO                                                    42,190,875
           N/A  WELLS FARGO ADVANTAGE TACTICAL MATURITY BOND PORTFOLIO                                                  84,258,667

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $499,893,060)                                                  559,791,661
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 0.66%

US TREASURY BILLS - 0.66%
       3,750,000  US TREASURY BILL^                                                   3.12%         11/10/2005    $      3,707,891
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,707,788)                                                                           3,707,891
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $503,600,848)                                      100.02%                                                  $    563,499,552

OTHER ASSETS AND LIABILITIES, NET                         (0.02)                                                          (113,903)
                                                        -------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    563,385,649
                                                        -------                                                   ----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.36%
           N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                               $     18,544,800
           N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                      11,113,551
           N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                           18,465,411
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            18,574,570
           N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                   55,621,308
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO                                                     8,394,436
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     8,386,756
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      8,391,323
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      8,440,882
           N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                   5,573,175
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    38,935,592
           N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                   126,364,258
           N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          7,526,443
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     7,450,517
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      7,429,734
           N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                           84,129,363
           N/A  WELLS FARGO ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO                                                    42,190,875
           N/A  WELLS FARGO ADVANTAGE TACTICAL MATURITY BOND PORTFOLIO                                                  84,258,667

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $499,893,060)                                                  559,791,661
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 0.66%

US TREASURY BILLS - 0.66%
       3,750,000  US TREASURY BILL^                                                   3.12%         11/10/2005    $      3,707,891
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,707,788)                                                                           3,707,891
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $503,600,848)                                      100.02%                                                  $    563,499,552

OTHER ASSETS AND LIABILITIES, NET                         (0.02)                                                          (113,903)
                                                        -------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    563,385,649
                                                        -------                                                   ----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.66%
           N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $    7,548,013
           N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                 4,533,673
           N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                      7,533,786
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       7,601,558
           N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                             22,665,213
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO                                               3,435,948
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               3,425,526
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                3,428,120
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                3,456,200
           N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             2,277,115
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                              15,981,464
           N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                             126,235,606
           N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    3,090,518
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               3,091,642
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                3,056,971
           N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                    114,659,563
           N/A  WELLS FARGO ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO                                              42,155,805
           N/A  WELLS FARGO ADVANTAGE TACTICAL MATURITY BOND PORTFOLIO                                            84,160,594

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $435,914,125)                                            458,337,315
                                                                                                              --------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.32%

US TREASURY BILLS - 0.32%
$         80,000  US TREASURY BILL^                                                2.70%      08/11/2005      $       79,745
          35,000  US TREASURY BILL^                                                2.84       08/11/2005              34,888
       1,385,000  US TREASURY BILL^                                                3.12       11/10/2005           1,369,448

                                                                                                                   1,484,081
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,484,050)                                                                     1,484,081
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $437,398,175)                                       99.98%                                              $  459,821,396

OTHER ASSETS AND LIABILITIES, NET                          0.02                                                       74,768
                                                        -------                                               --------------

TOTAL NET ASSETS                                         100.00%                                              $  459,896,164
                                                        -------                                               --------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ALLOCATION FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.66%
           N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $    7,548,013
           N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                 4,533,673
           N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                      7,533,786
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       7,601,558
           N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                             22,665,213
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO                                               3,435,948
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               3,425,526
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                3,428,120
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                3,456,200
           N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             2,277,115
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                              15,981,464
           N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                             126,235,606
           N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    3,090,518
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               3,091,642
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                3,056,971
           N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                    114,659,563
           N/A  WELLS FARGO ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO                                              42,155,805
           N/A  WELLS FARGO ADVANTAGE TACTICAL MATURITY BOND PORTFOLIO                                            84,160,594

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $435,914,125)                                            458,337,315
                                                                                                              --------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.32%

US TREASURY BILLS - 0.32%
$         80,000  US TREASURY BILL^                                                2.70%      08/11/2005      $       79,745
          35,000  US TREASURY BILL^                                                2.84       08/11/2005              34,888
       1,385,000  US TREASURY BILL^                                                3.12       11/10/2005           1,369,448

                                                                                                                   1,484,081
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,484,050)                                                                     1,484,081
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $437,398,175)                                       99.98%                                              $  459,821,396

OTHER ASSETS AND LIABILITIES, NET                          0.02                                                       74,768
                                                        -------                                               --------------

TOTAL NET ASSETS                                         100.00%                                              $  459,896,164
                                                        -------                                               --------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                   VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.72%
           N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                           $    171,968,093
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                           172,618,860
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                            171,315,290

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $442,148,688)                          515,902,243
                                                                                          ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $442,148,688)                                       99.72%                          $    515,902,243

OTHER ASSETS AND LIABILITIES, NET                          0.28                                  1,432,955
                                                        -------                           ----------------

TOTAL NET ASSETS                                         100.00%                          $    517,335,198
                                                        -------                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.12%
           N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                            $  1,036,953,817

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,111,893,773)                     1,036,953,817
                                                                                         ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,111,893,773)                                    100.12%                         $  1,036,953,817

OTHER ASSETS AND LIABILITIES, NET                         (0.12)                               (1,246,466)
                                                        -------                          ----------------

TOTAL NET ASSETS                                         100.00%                         $  1,035,707,351
                                                        -------                          ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.11%

AMUSEMENT & RECREATION SERVICES - 0.21%
           6,361  HARRAH'S ENTERTAINMENT INCORPORATED                                                         $         458,437
          12,040  INTERNATIONAL GAME TECHNOLOGY                                                                         338,926

                                                                                                                        797,363
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 0.45%
          26,541  GAP INCORPORATED                                                                                      524,185
          11,426  KOHL'S CORPORATION+                                                                                   638,827
          13,316  LIMITED BRANDS                                                                                        285,229
           4,304  NORDSTROM INCORPORATED                                                                                292,543

                                                                                                                      1,740,784
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
           4,224  JONES APPAREL GROUP INCORPORATED<<                                                                    131,113
           3,801  LIZ CLAIBORNE INCORPORATED                                                                            151,128
           3,502  VF CORPORATION                                                                                        200,384

                                                                                                                        482,625
                                                                                                              -----------------

APPLICATIONS SOFTWARE - 0.03%
           5,928  CITRIX SYSTEMS INCORPORATED+<<                                                                        128,401
                                                                                                              -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
           7,820  AUTONATION INCORPORATED+                                                                              160,466
           2,299  AUTOZONE INCORPORATED+<<                                                                              212,566

                                                                                                                        373,032
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
           2,253  RYDER SYSTEM INCORPORATED                                                                              82,460
                                                                                                              -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.23%
           4,480  CENTEX CORPORATION<<                                                                                  316,601
           2,917  KB HOME                                                                                               222,363
           4,155  PULTE HOMES INCORPORATED                                                                              350,059

                                                                                                                        889,023
                                                                                                              -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.22%
          75,176  HOME DEPOT INCORPORATED                                                                             2,924,346
          27,056  LOWE'S COMPANIES INCORPORATED                                                                       1,575,200
           4,384  SHERWIN-WILLIAMS COMPANY                                                                              206,443

                                                                                                                      4,705,989
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
BUSINESS SERVICES - 6.22%
          17,127  ADOBE SYSTEMS INCORPORATED<<                                                                $        490,175
           4,429  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                 226,322
           8,006  AUTODESK INCORPORATED<<                                                                              275,166
          20,431  AUTOMATIC DATA PROCESSING INCORPORATED                                                               857,489
           7,759  BMC SOFTWARE INCORPORATED+                                                                           139,274
          36,831  CENDANT CORPORATION                                                                                  823,910
          18,641  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                       512,255
           6,448  COMPUTER SCIENCES CORPORATION+                                                                       281,778
          13,606  COMPUWARE CORPORATION+                                                                                97,827
           4,981  CONVERGYS CORPORATION+<<                                                                              70,830
          42,549  EBAY INCORPORATED+                                                                                 1,404,543
          10,735  ELECTRONIC ARTS INCORPORATED+                                                                        607,708
          18,173  ELECTRONIC DATA SYSTEMS CORPORATION                                                                  349,830
           4,546  EQUIFAX INCORPORATED                                                                                 162,338
          27,272  FIRST DATA CORPORATION                                                                             1,094,698
           6,700  FISERV INCORPORATED+                                                                                 287,765
           7,936  IMS HEALTH INCORPORATED                                                                              196,575
          14,811  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                       180,398
           6,494  INTUIT INCORPORATED+                                                                                 292,944
           3,033  MERCURY INTERACTIVE CORPORATION+<<                                                                   116,346
         351,938  MICROSOFT CORPORATION                                                                              8,742,140
           4,234  MONSTER WORLDWIDE INCORPORATED+                                                                      121,431
           6,542  NCR CORPORATION+<<                                                                                   229,755
          13,341  NOVELL INCORPORATED+<<                                                                                82,714
           6,422  OMNICOM GROUP INCORPORATED                                                                           512,861
         154,868  ORACLE CORPORATION+                                                                                2,044,258
           9,514  PARAMETRIC TECHNOLOGY CORPORATION+                                                                    60,699
           5,585  ROBERT HALF INTERNATIONAL INCORPORATED                                                               139,457
          18,096  SIEBEL SYSTEMS INCORPORATED                                                                          161,054
         119,297  SUN MICROSYSTEMS INCORPORATED+                                                                       444,978
          10,165  SUNGARD DATA SYSTEMS INCORPORATED+                                                                   357,503
          24,915  SYMANTEC CORPORATION+                                                                                541,652
          11,868  UNISYS CORPORATION+<<                                                                                 75,124
          14,970  VERITAS SOFTWARE CORPORATION+                                                                        365,268
          45,976  YAHOO! INCORPORATED+<<                                                                             1,593,068

                                                                                                                    23,940,133
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 10.22%
          54,313  ABBOTT LABORATORIES                                                                                2,661,880
           8,030  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                484,209
           2,993  ALBERTO-CULVER COMPANY CLASS B                                                                       129,687
          43,343  AMGEN INCORPORATED+                                                                                2,620,518
           3,559  AVERY DENNISON CORPORATION                                                                           188,485
          16,532  AVON PRODUCTS INCORPORATED                                                                           625,736
          12,070  BIOGEN IDEC INCORPORATED+                                                                            415,811
          68,448  BRISTOL-MYERS SQUIBB COMPANY                                                                       1,709,831
           5,187  CHIRON CORPORATION+<<                                                                                180,974

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           5,399  CLOROX COMPANY                                                                              $         300,832
          18,324  COLGATE PALMOLIVE COMPANY                                                                             914,551
          33,668  DOW CHEMICAL COMPANY                                                                                1,499,236
          34,888  E.I. DU PONT DE NEMOURS AND COMPANY                                                                 1,500,533
           2,814  EASTMAN CHEMICAL COMPANY<<                                                                            155,192
           7,692  ECOLAB INCORPORATED                                                                                   248,913
          39,687  ELI LILLY & COMPANY                                                                                 2,210,963
          11,924  FOREST LABORATORIES INCORPORATED+                                                                     463,247
           8,836  GENZYME CORPORATION+                                                                                  530,955
          15,824  GILEAD SCIENCES INCORPORATED+<<                                                                       696,098
          34,942  GILLETTE COMPANY                                                                                    1,769,113
           1,823  GREAT LAKES CHEMICAL CORPORATION                                                                       57,370
           5,536  HOSPIRA INCORPORATED+                                                                                 215,904
           3,098  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       112,210
           8,466  KING PHARMACEUTICALS INCORPORATED+                                                                     88,216
           8,678  MEDIMMUNE INCORPORATED+                                                                               231,876
          77,165  MERCK & COMPANY INCORPORATED<<                                                                      2,376,682
           9,393  MONSANTO COMPANY                                                                                      590,538
           9,433  MYLAN LABORATORIES INCORPORATED                                                                       181,491
         260,427  PFIZER INCORPORATED                                                                                 7,182,577
           6,012  PPG INDUSTRIES INCORPORATED                                                                           377,313
          11,330  PRAXAIR INCORPORATED                                                                                  527,978
          86,672  PROCTER & GAMBLE COMPANY<<                                                                          4,571,948
           6,759  ROHM & HAAS COMPANY                                                                                   313,212
          51,665  SCHERING-PLOUGH CORPORATION                                                                           984,735
           2,411  SIGMA-ALDRICH CORPORATION<<                                                                           135,112
          46,881  WYETH                                                                                               2,086,205

                                                                                                                     39,340,131
                                                                                                              -----------------

COMMUNICATIONS - 3.99%
          11,455  ALLTEL CORPORATION                                                                                    713,417
          28,062  AT&T CORPORATION                                                                                      534,300
          16,708  AVAYA INCORPORATED+<<                                                                                 139,011
          64,132  BELLSOUTH CORPORATION<<                                                                             1,703,987
           4,598  CENTURYTEL INCORPORATED<<                                                                             159,229
          17,860  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                             552,410
          77,247  COMCAST CORPORATION CLASS A+                                                                        2,371,483
          39,417  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                         1,273,563
          58,567  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                    217,284
         115,693  SBC COMMUNICATIONS INCORPORATED                                                                     2,747,709
          51,828  SPRINT CORPORATION<<                                                                                1,300,364
          10,181  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                      280,486
          96,921  VERIZON COMMUNICATIONS INCORPORATED                                                                 3,348,621

                                                                                                                     15,341,864
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
DEPOSITORY INSTITUTIONS - 10.22%
          12,362  AMSOUTH BANCORPORATION                                                                      $         321,412
         140,857  BANK OF AMERICA CORPORATION                                                                         6,424,488
          27,264  BANK OF NEW YORK COMPANY INCORPORATED                                                                 784,658
          19,136  BB&T CORPORATION                                                                                      764,866
         182,209  CITIGROUP INCORPORATED                                                                              8,423,522
           5,912  COMERICA INCORPORATED                                                                                 341,714
           4,340  COMPASS BANCSHARES INCORPORATED                                                                       195,300
          18,273  FIFTH THIRD BANCORP                                                                                   753,030
           4,347  FIRST HORIZON NATIONAL CORPORATION                                                                    183,443
           9,900  GOLDEN WEST FINANCIAL CORPORATION                                                                     637,362
           8,136  HUNTINGTON BANCSHARES INCORPORATED                                                                    196,403
         123,244  JP MORGAN CHASE & COMPANY                                                                           4,352,978
          14,278  KEYCORP                                                                                               473,316
           3,424  M&T BANK CORPORATION                                                                                  360,068
           7,457  MARSHALL & ILSLEY CORPORATION                                                                         331,464
          14,822  MELLON FINANCIAL CORPORATION                                                                          425,243
          20,813  NATIONAL CITY CORPORATION                                                                             710,140
          16,728  NORTH FORK BANCORPORATION INCORPORATED                                                                469,889
           7,121  NORTHERN TRUST CORPORATION                                                                            324,646
           9,930  PNC FINANCIAL SERVICES GROUP<<                                                                        540,788
          16,248  REGIONS FINANCIAL CORPORATION                                                                         550,482
          12,773  SOVEREIGN BANCORP INCORPORATED                                                                        285,349
          11,592  STATE STREET CORPORATION                                                                              559,314
          11,901  SUNTRUST BANKS INCORPORATED                                                                           859,728
          10,896  SYNOVUS FINANCIAL CORPORATION                                                                         312,388
          64,193  US BANCORP                                                                                          1,874,436
          55,215  WACHOVIA CORPORATION                                                                                2,738,664
          30,725  WASHINGTON MUTUAL INCORPORATED<<                                                                    1,250,200
          59,099  WELLS FARGO & COMPANY++                                                                             3,639,316
           3,141  ZIONS BANCORPORATION                                                                                  230,958

                                                                                                                     39,315,565
                                                                                                              -----------------

EATING & DRINKING PLACES - 0.55%
           5,103  DARDEN RESTAURANTS INCORPORATED                                                                       168,297
          44,394  MCDONALD'S CORPORATION                                                                              1,231,934
           4,025  WENDY'S INTERNATIONAL INCORPORATED<<                                                                  191,791
          10,148  YUM! BRANDS INCORPORATED<<                                                                            528,508

                                                                                                                      2,120,530
                                                                                                              -----------------

EDUCATIONAL SERVICES - 0.12%
           5,725  APOLLO GROUP INCORPORATED CLASS A+                                                                    447,810
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.89%
          22,877  AES CORPORATION+                                                                                      374,725
           5,692  ALLEGHENY ENERGY INCORPORATED+<<                                                                      143,552
           9,486  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                75,224

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           7,120  AMEREN CORPORATION                                                                          $         393,736
          13,450  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          495,901
          18,844  CALPINE CORPORATION+<<                                                                                 64,070
          10,174  CENTERPOINT ENERGY INCORPORATED                                                                       134,399
           6,946  CINERGY CORPORATION<<                                                                                 311,320
          11,929  CITIZENS COMMUNICATIONS COMPANY<<                                                                     160,326
           7,662  CMS ENERGY CORPORATION+<<                                                                             115,390
           8,514  CONSOLIDATED EDISON INCORPORATED                                                                      398,796
           6,218  CONSTELLATION ENERGY GROUP INCORPORATED                                                               358,716
          11,926  DOMINION RESOURCES INCORPORATED                                                                       875,249
           6,100  DTE ENERGY COMPANY<<                                                                                  285,297
          32,458  DUKE ENERGY CORPORATION<<                                                                             964,976
          11,627  DYNEGY INCORPORATED CLASS A+<<                                                                         56,507
          11,411  EDISON INTERNATIONAL                                                                                  462,716
          22,575  EL PASO CORPORATION                                                                                   260,064
           7,425  ENTERGY CORPORATION                                                                                   560,959
          23,436  EXELON CORPORATION                                                                                  1,202,970
          11,552  FIRSTENERGY CORPORATION                                                                               555,767
          13,728  FPL GROUP INCORPORATED                                                                                577,400
           6,057  KEYSPAN CORPORATION                                                                                   246,520
           3,800  KINDER MORGAN INCORPORATED<<                                                                          316,160
           1,545  NICOR INCORPORATED                                                                                     63,608
           9,521  NISOURCE INCORPORATED                                                                                 235,454
           1,331  PEOPLES ENERGY CORPORATION                                                                             57,845
          12,962  PG&E CORPORATION                                                                                      486,593
           3,444  PINNACLE WEST CAPITAL CORPORATION                                                                     153,086
           6,646  PPL CORPORATION                                                                                       394,639
           8,710  PROGRESS ENERGY INCORPORATED                                                                          394,040
           8,361  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          508,516
           8,380  SEMPRA ENERGY                                                                                         346,178
          26,070  SOUTHERN COMPANY                                                                                      903,847
           7,249  TECO ENERGY INCORPORATED                                                                              137,079
           8,394  TXU CORPORATION                                                                                       697,457
          19,896  WASTE MANAGEMENT INCORPORATED                                                                         563,853
          19,993  WILLIAMS COMPANIES INCORPORATED                                                                       379,867
          14,089  XCEL ENERGY INCORPORATED                                                                              275,017

                                                                                                                     14,987,819
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.40%
           4,063  ADC TELECOMMUNICATIONS INCORPORATED+                                                                   88,452
          13,833  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                239,864
          13,015  ALTERA CORPORATION+<<                                                                                 257,957
           6,351  AMERICAN POWER CONVERSION CORPORATION                                                                 149,820
          12,959  ANALOG DEVICES INCORPORATED                                                                           483,500
           5,689  ANDREW CORPORATION+                                                                                    72,592
          10,736  APPLIED MICRO CIRCUITS CORPORATION+<<                                                                  27,484
          10,250  BROADCOM CORPORATION CLASS A+<<                                                                       363,978

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          20,193  CIENA CORPORATION+                                                                          $          42,203
         223,836  CISCO SYSTEMS INCORPORATED+                                                                         4,277,506
           7,014  COMVERSE TECHNOLOGY INCORPORATED+                                                                     165,881
           3,252  COOPER INDUSTRIES LIMITED CLASS A                                                                     207,803
          14,595  EMERSON ELECTRIC COMPANY                                                                              914,085
          14,073  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                         298,066
         371,478  GENERAL ELECTRIC COMPANY                                                                           12,871,713
         216,212  INTEL CORPORATION                                                                                   5,634,485
           6,448  JABIL CIRCUIT INCORPORATED+                                                                           198,147
          50,721  JDS UNIPHASE CORPORATION+<<                                                                            77,096
           6,895  KLA-TENCOR CORPORATION                                                                                301,312
           4,156  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                              318,266
          10,717  LINEAR TECHNOLOGY CORPORATION                                                                         393,207
          13,582  LSI LOGIC CORPORATION+                                                                                115,311
         155,168  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                   451,539
          11,487  MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                              438,918
           2,791  MAYTAG CORPORATION<<                                                                                   43,707
          21,536  MICRON TECHNOLOGY INCORPORATED+<<                                                                     219,883
           5,885  MOLEX INCORPORATED                                                                                    153,245
          85,890  MOTOROLA INCORPORATED                                                                               1,568,351
          12,226  NATIONAL SEMICONDUCTOR CORPORATION<<                                                                  269,339
          12,824  NETWORK APPLIANCE INCORPORATED+<<                                                                     362,534
           4,837  NOVELLUS SYSTEMS INCORPORATED+<<                                                                      119,522
           5,917  NVIDIA CORPORATION+                                                                                   158,102
           6,317  PMC-SIERRA INCORPORATED+                                                                               58,938
           3,183  QLOGIC CORPORATION+<<                                                                                  98,259
          57,217  QUALCOMM INCORPORATED                                                                               1,888,733
           6,240  ROCKWELL COLLINS INCORPORATED                                                                         297,523
          18,407  SANMINA-SCI CORPORATION+                                                                              100,686
           5,337  SCIENTIFIC-ATLANTA INCORPORATED                                                                       177,562
          15,701  TELLABS INCORPORATED+                                                                                 136,599
          58,218  TEXAS INSTRUMENTS INCORPORATED                                                                      1,634,179
           2,343  WHIRLPOOL CORPORATION                                                                                 164,268
          12,287  XILINX INCORPORATED                                                                                   313,319

                                                                                                                     36,153,934
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
           3,032  FLUOR CORPORATION<<                                                                                   174,613
           9,673  MOODY'S CORPORATION                                                                                   434,898
          12,460  PAYCHEX INCORPORATED                                                                                  405,448
           6,340  QUEST DIAGNOSTICS INCORPORATED                                                                        337,732

                                                                                                                      1,352,691
                                                                                                              -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.37%
           3,858  BALL CORPORATION                                                                                      138,734
           5,094  FORTUNE BRANDS INCORPORATED                                                                           452,347

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
           9,561  ILLINOIS TOOL WORKS INCORPORATED                                                            $         761,821
           2,024  SNAP-ON INCORPORATED                                                                                   69,423

                                                                                                                      1,422,325
                                                                                                              -----------------

FINANCIAL SERVICES - 0.03%
           7,946  JANUS CAPITAL GROUP INCORPORATED                                                                      119,508
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 3.35%
          27,192  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                               1,244,034
          21,847  ARCHER-DANIELS-MIDLAND COMPANY                                                                        467,089
          11,372  CAMPBELL SOUP COMPANY                                                                                 349,916
          79,273  COCA-COLA COMPANY                                                                                   3,309,648
          12,358  COCA-COLA ENTERPRISES INCORPORATED                                                                    272,000
          18,139  CONAGRA FOODS INCORPORATED                                                                            420,099
          12,948  GENERAL MILLS INCORPORATED                                                                            605,837
           3,956  HERCULES INCORPORATED+<<                                                                               55,977
           7,615  HERSHEY FOODS CORPORATION                                                                             472,891
          12,261  HJ HEINZ COMPANY                                                                                      434,285
          12,245  KELLOGG COMPANY                                                                                       544,168
           4,735  MCCORMICK & COMPANY INCORPORATED                                                                      154,740
           2,749  MOLSON COORS BREWING COMPANY                                                                          170,438
           6,864  PEPSI BOTTLING GROUP INCORPORATED<<                                                                   196,379
          58,652  PEPSICO INCORPORATED                                                                                3,163,102
          27,575  SARA LEE CORPORATION                                                                                  546,261
           6,858  WM. WRIGLEY JR. COMPANY<<                                                                             472,105

                                                                                                                     12,878,969
                                                                                                              -----------------

FOOD STORES - 0.47%
          12,901  ALBERTSON'S INCORPORATED                                                                              266,793
          25,525  KROGER COMPANY+<<                                                                                     485,741
          15,698  SAFEWAY INCORPORATED                                                                                  354,618
          13,652  STARBUCKS CORPORATION+<<                                                                              705,262

                                                                                                                      1,812,414
                                                                                                              -----------------

FORESTRY - 0.14%
           8,577  WEYERHAEUSER COMPANY<<                                                                                545,926
                                                                                                              -----------------

FURNITURE & FIXTURES - 0.23%
           6,641  LEGGETT & PLATT INCORPORATED                                                                          176,518
          15,190  MASCO CORPORATION                                                                                     482,434
           9,642  NEWELL RUBBERMAID INCORPORATED                                                                        229,865

                                                                                                                        888,817
                                                                                                              -----------------
GENERAL MERCHANDISE STORES - 2.61%
           3,981  BIG LOTS INCORPORATED+<<                                                                               52,709

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
GENERAL MERCHANDISE STORES (continued)
          10,568  DOLLAR GENERAL CORPORATION                                                                  $         215,165
           5,840  FAMILY DOLLAR STORES INCORPORATED                                                                     152,424
           5,969  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                            437,408
           9,221  JC PENNEY COMPANY INCORPORATED                                                                        484,840
          10,488  MAY DEPARTMENT STORES COMPANY                                                                         421,198
           3,581  SEARS HOLDINGS CORPORATION+                                                                           536,685
          30,940  TARGET CORPORATION                                                                                  1,683,445
          16,477  TJX COMPANIES INCORPORATED                                                                            401,215
         117,182  WAL-MART STORES INCORPORATED                                                                        5,648,172

                                                                                                                     10,033,261
                                                                                                              -----------------

HEALTH SERVICES - 0.63%
          15,888  CAREMARK RX INCORPORATED+                                                                             707,334
          14,679  HCA INCORPORATED                                                                                      831,859
           8,635  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                  226,064
           4,714  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                           235,229
           3,025  MANOR CARE INCORPORATED                                                                               120,183
          16,411  TENET HEALTHCARE CORPORATION+<<                                                                       200,871
           3,858  WATSON PHARMACEUTICALS INCORPORATED+                                                                  114,042

                                                                                                                      2,435,582
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.60%
           3,337  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     136,550
           6,964  ARCHSTONE-SMITH TRUST                                                                                 268,950
          14,274  EQUITY OFFICE PROPERTIES TRUST                                                                        472,469
          10,038  EQUITY RESIDENTIAL                                                                                    369,599
           6,442  PLUM CREEK TIMBER COMPANY                                                                             233,845
           6,538  PROLOGIS<<                                                                                            263,089
           7,694  SIMON PROPERTY GROUP INCORPORATED                                                                     557,738

                                                                                                                      2,302,240
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.36%
          10,347  BED BATH & BEYOND INCORPORATED+                                                                       432,297
          10,456  BEST BUY COMPANY INCORPORATED                                                                         716,759
           6,699  CIRCUIT CITY STORES INCORPORATED                                                                      115,826
           5,452  RADIO SHACK CORPORATION<<                                                                             126,323

                                                                                                                      1,391,205
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
          13,374  HILTON HOTELS CORPORATION                                                                             318,970
           6,951  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           474,197
           7,569  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      443,316

                                                                                                                      1,236,483
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.36%
          26,954  3M COMPANY                                                                                  $       1,948,774
           6,258  AMERICAN STANDARD COMPANIES INCORPORATED                                                              262,335
          28,858  APPLE COMPUTER INCORPORATED+                                                                        1,062,263
          57,580  APPLIED MATERIALS INCORPORATED                                                                        931,644
          11,866  BAKER HUGHES INCORPORATED                                                                             607,065
           2,802  BLACK & DECKER CORPORATION                                                                            251,760
          11,968  CATERPILLAR INCORPORATED                                                                            1,140,670
           1,526  CUMMINS INCORPORATED<<                                                                                113,855
           8,633  DEERE & COMPANY                                                                                       565,375
          84,799  DELL INCORPORATED+                                                                                  3,350,409
           7,135  DOVER CORPORATION<<                                                                                   259,571
           5,278  EATON CORPORATION                                                                                     316,152
          84,158  EMC CORPORATION+                                                                                    1,153,806
          10,402  GATEWAY INCORPORATED+                                                                                  34,327
         101,095  HEWLETT-PACKARD COMPANY                                                                             2,376,743
           5,903  INGERSOLL-RAND COMPANY CLASS A                                                                        421,179
          56,507  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         4,192,819
           4,435  LEXMARK INTERNATIONAL INCORPORATED+                                                                   287,521
           6,026  NATIONAL-OILWELL INCORPORATED+                                                                        286,476
           4,356  PALL CORPORATION                                                                                      132,248
           4,209  PARKER HANNIFIN CORPORATION                                                                           261,000
           8,056  PITNEY BOWES INCORPORATED                                                                             350,839
          34,052  SOLECTRON CORPORATION+                                                                                129,057
           2,638  STANLEY WORKS                                                                                         120,135
           8,503  SYMBOL TECHNOLOGIES INCORPORATED                                                                       83,925

                                                                                                                     20,639,948
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
          11,131  AON CORPORATION<<                                                                                     278,720
           5,668  HUMANA INCORPORATED+                                                                                  225,246
           4,761  JEFFERSON-PILOT CORPORATION                                                                           240,050
          18,664  MARSH & MCLENNAN COMPANIES INCORPORATED                                                               516,993
          10,430  UNUMPROVIDENT CORPORATION<<                                                                           191,078

                                                                                                                      1,452,087
                                                                                                              -----------------

INSURANCE CARRIERS - 5.54%
          10,068  ACE LIMITED                                                                                           451,550
          10,173  AETNA INCORPORATED                                                                                    842,528
          17,572  AFLAC INCORPORATED                                                                                    760,516
          23,405  ALLSTATE CORPORATION                                                                                1,398,449
           3,792  AMBAC FINANCIAL GROUP INCORPORATED                                                                    264,530
          90,888  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           5,280,593
           6,841  CHUBB CORPORATION<<                                                                                   585,658
           4,584  CIGNA CORPORATION                                                                                     490,626
           5,837  CINCINNATI FINANCIAL CORPORATION                                                                      230,912
          10,389  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                      776,889

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS (continued)
           6,083  LINCOLN NATIONAL CORPORATION                                                                $         285,414
           5,591  LOEWS CORPORATION                                                                                     433,303
           4,742  MBIA INCORPORATED                                                                                     281,248
          25,685  METLIFE INCORPORATED                                                                                1,154,284
           3,305  MGIC INVESTMENT CORPORATION                                                                           215,552
          10,289  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                              431,109
           6,962  PROGRESSIVE CORPORATION                                                                               687,915
          18,283  PRUDENTIAL FINANCIAL INCORPORATED                                                                   1,200,462
           4,464  SAFECO CORPORATION                                                                                    242,574
          23,599  ST. PAUL COMPANIES INCORPORATED                                                                       932,868
           3,647  TORCHMARK CORPORATION                                                                                 190,373
          44,347  UNITEDHEALTH GROUP INCORPORATED<<                                                                   2,312,253
          21,457  WELLPOINT INCORPORATED+                                                                             1,494,265
           4,907  XL CAPITAL LIMITED CLASS A                                                                            365,179

                                                                                                                     21,309,050
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.12%
          13,208  COACH INCORPORATED+                                                                                   443,393
                                                                                                              -----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.10%
           9,111  GEORGIA-PACIFIC CORPORATION                                                                           289,730
           3,882  LOUISIANA-PACIFIC CORPORATION                                                                          95,419

                                                                                                                        385,149
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.97%
          15,144  AGILENT TECHNOLOGIES INCORPORATED+                                                                    348,615
           4,568  ALLERGAN INCORPORATED                                                                                 389,376
           6,911  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                          135,939
           1,875  BAUSCH & LOMB INCORPORATED                                                                            155,625
          21,741  BAXTER INTERNATIONAL INCORPORATED                                                                     806,591
           8,844  BECTON DICKINSON & COMPANY                                                                            464,045
           8,821  BIOMET INCORPORATED                                                                                   305,560
          26,263  BOSTON SCIENTIFIC CORPORATION+                                                                        709,101
           3,681  C.R. BARD INCORPORATED                                                                                244,823
           9,638  DANAHER CORPORATION                                                                                   504,453
          10,056  EASTMAN KODAK COMPANY                                                                                 270,004
           4,207  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                       273,034
          11,383  GUIDANT CORPORATION                                                                                   766,076
          42,364  MEDTRONIC INCORPORATED                                                                              2,194,032
           1,749  MILLIPORE CORPORATION+                                                                                 99,221
           4,541  PERKINELMER INCORPORATED                                                                               85,825
          15,839  RAYTHEON COMPANY                                                                                      619,622
           6,121  ROCKWELL AUTOMATION INCORPORATED                                                                      298,154
          12,689  ST. JUDE MEDICAL INCORPORATED+                                                                        553,367
          13,131  STRYKER CORPORATION                                                                                   624,510
           3,100  TEKTRONIX INCORPORATED                                                                                 72,137

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           6,857  TERADYNE INCORPORATED+                                                                      $          82,078
           5,645  THERMO ELECTRON CORPORATION+                                                                          151,681
           4,111  WATERS CORPORATION+<<                                                                                 152,806
          33,560  XEROX CORPORATION+                                                                                    462,792
           8,649  ZIMMER HOLDINGS INCORPORATED+<<                                                                       658,794

                                                                                                                     11,428,261
                                                                                                              -----------------

METAL MINING - 0.30%
           6,293  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                 235,610
          15,619  NEWMONT MINING CORPORATION                                                                            609,610
           3,393  PHELPS DODGE CORPORATION                                                                              313,852

                                                                                                                      1,159,072
                                                                                                              -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
           3,576  VULCAN MATERIALS COMPANY                                                                              232,404
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.44%
           5,870  HASBRO INCORPORATED                                                                                   122,037
         104,150  JOHNSON & JOHNSON                                                                                   6,769,750
          14,417  MATTEL INCORPORATED                                                                                   263,831
           5,032  TIFFANY & COMPANY                                                                                     164,849
          70,735  TYCO INTERNATIONAL LIMITED                                                                          2,065,462

                                                                                                                      9,385,929
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 1.18%
          16,730  COSTCO WHOLESALE CORPORATION                                                                          749,838
          28,372  CVS CORPORATION                                                                                       824,774
           2,507  DILLARDS INCORPORATED CLASS A                                                                          58,714
           5,196  EXPRESS SCRIPTS INCORPORATED+<<                                                                       259,696
          11,062  OFFICE DEPOT INCORPORATED+                                                                            252,656
          25,801  STAPLES INCORPORATED                                                                                  550,067
           7,758  TOYS R US INCORPORATED+                                                                               205,432
          35,809  WALGREEN COMPANY                                                                                    1,646,856

                                                                                                                      4,548,033
                                                                                                              -----------------

MOTION PICTURES - 1.61%
         101,022  NEWS CORPORATION CLASS A                                                                            1,634,536
         164,119  TIME WARNER INCORPORATED+                                                                           2,742,429
          71,497  WALT DISNEY COMPANY                                                                                 1,800,294

                                                                                                                      6,177,259
                                                                                                              -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.70%
          39,015  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          2,698,277
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.51%
          41,020  AMERICAN EXPRESS COMPANY                                                                    $       2,183,495
           8,830  CAPITAL ONE FINANCIAL CORPORATION<<                                                                   706,488
           7,372  CIT GROUP INCORPORATED                                                                                316,775
          20,585  COUNTRYWIDE FINANCIAL CORPORATION                                                                     794,787
          33,901  FANNIE MAE                                                                                          1,979,818
          24,188  FREDDIE MAC                                                                                         1,577,783
          44,400  MBNA CORPORATION                                                                                    1,161,504
          10,305  PROVIDIAN FINANCIAL CORPORATION+<<                                                                    181,677
          14,694  SLM CORPORATION<<                                                                                     746,455

                                                                                                                      9,648,782
                                                                                                              -----------------

OIL & GAS EXTRACTION - 2.59%
           8,255  ANADARKO PETROLEUM CORPORATION                                                                        678,148
          11,495  APACHE CORPORATION                                                                                    742,577
           5,671  BJ SERVICES COMPANY                                                                                   297,614
          13,501  BURLINGTON RESOURCES INCORPORATED                                                                     745,795
          16,592  DEVON ENERGY CORPORATION                                                                              840,882
           8,379  EOG RESOURCES INCORPORATED                                                                            475,927
          17,713  HALLIBURTON COMPANY                                                                                   847,036
           4,080  KERR-MCGEE CORPORATION                                                                                311,345
           5,209  NABORS INDUSTRIES LIMITED+                                                                            315,770
           4,758  NOBLE CORPORATION<<                                                                                   292,665
          13,948  OCCIDENTAL PETROLEUM CORPORATION                                                                    1,073,020
           3,792  ROWAN COMPANIES INCORPORATED+                                                                         112,660
          20,636  SCHLUMBERGER LIMITED<<                                                                              1,567,098
          11,421  TRANSOCEAN INCORPORATED+                                                                              616,391
           9,519  UNOCAL CORPORATION                                                                                    619,211
          12,642  XTO ENERGY INCORPORATED                                                                               429,702

                                                                                                                      9,965,841
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 0.57%
           3,753  BEMIS COMPANY INCORPORATED                                                                             99,605
          17,179  INTERNATIONAL PAPER COMPANY                                                                           518,977
          16,756  KIMBERLY-CLARK CORPORATION                                                                          1,048,758
           6,528  MEADWESTVACO CORPORATION                                                                              183,045
           2,474  OFFICEMAX INCORPORATED                                                                                 73,651
           5,226  PACTIV CORPORATION+                                                                                   112,777
           4,360  TEMPLE-INLAND INCORPORATED                                                                            161,974

                                                                                                                      2,198,787
                                                                                                              -----------------

PERSONAL SERVICES - 0.14%
           5,243  CINTAS CORPORATION                                                                                    202,380
           5,788  H & R BLOCK INCORPORATED                                                                              337,730

                                                                                                                        540,110
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 5.68%
           3,007  AMERADA HESS CORPORATION                                                                    $         320,275
           2,348  ASHLAND INCORPORATED<<                                                                                168,751
          73,491  CHEVRONTEXACO CORPORATION                                                                           4,109,617
          48,766  CONOCOPHILLIPS                                                                                      2,803,557
         222,963  EXXON MOBIL CORPORATION                                                                            12,813,684
          12,183  MARATHON OIL CORPORATION<<                                                                            650,207
           2,411  SUNOCO INCORPORATED<<                                                                                 274,082
           8,992  VALERO ENERGY CORPORATION                                                                             711,357

                                                                                                                     21,851,530
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 0.36%
          30,547  ALCOA INCORPORATED                                                                                    798,193
           3,144  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    69,357
           4,224  ENGELHARD CORPORATION                                                                                 120,595
           5,610  NUCOR CORPORATION                                                                                     255,928
           3,999  UNITED STATES STEEL CORPORATION                                                                       137,446

                                                                                                                      1,381,519
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.07%
           2,484  DOW JONES & COMPANY INCORPORATED<<                                                                     88,058
           8,699  GANNETT COMPANY INCORPORATED                                                                          618,760
           2,605  KNIGHT-RIDDER INCORPORATED                                                                            159,791
          13,120  MCGRAW-HILL COMPANIES INCORPORATED                                                                    580,560
           1,574  MEREDITH CORPORATION                                                                                   77,220
           5,097  NEW YORK TIMES COMPANY CLASS A<<                                                                      158,771
           7,470  RR DONNELLEY & SONS COMPANY                                                                           257,790
          10,438  TRIBUNE COMPANY<<                                                                                     367,209
          56,471  VIACOM INCORPORATED CLASS B                                                                         1,808,201

                                                                                                                      4,116,360
                                                                                                              -----------------

RAILROAD TRANSPORTATION - 0.51%
          13,188  BURLINGTON NORTHERN SANTA FE CORPORATION                                                              620,891
           7,585  CSX CORPORATION                                                                                       323,576
          14,159  NORFOLK SOUTHERN CORPORATION                                                                          438,363
           9,211  UNION PACIFIC CORPORATION                                                                             596,873

                                                                                                                      1,979,703
                                                                                                              -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
           2,240  COOPER TIRE & RUBBER COMPANY                                                                           41,597
           6,162  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      91,814
           1,964  REEBOK INTERNATIONAL LIMITED                                                                           82,154
           2,931  SEALED AIR CORPORATION+                                                                               145,934

                                                                                                                        361,499
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.16%
           3,981  BEAR STEARNS COMPANIES INCORPORATED                                                         $         413,785
          39,910  CHARLES SCHWAB CORPORATION                                                                            450,185
          12,906  E*TRADE FINANCIAL CORPORATION+                                                                        180,555
           3,322  FEDERATED INVESTORS INCORPORATED CLASS B                                                               99,693
           6,940  FRANKLIN RESOURCES INCORPORATED                                                                       534,241
          15,477  GOLDMAN SACHS GROUP INCORPORATED                                                                    1,578,964
           9,687  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 961,726
          33,111  MERRILL LYNCH & COMPANY INCORPORATED                                                                1,821,436
          38,373  MORGAN STANLEY                                                                                      2,013,431
           4,332  T ROWE PRICE GROUP INCORPORATED                                                                       271,183

                                                                                                                      8,325,199
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.22%
          50,760  CORNING INCORPORATED+<<                                                                               843,631
                                                                                                              -----------------

TOBACCO PRODUCTS - 1.37%
          72,536  ALTRIA GROUP INCORPORATED                                                                           4,690,178
           4,078  REYNOLDS AMERICAN INCORPORATED<<                                                                      321,347
           5,790  UST INCORPORATED<<                                                                                    264,371

                                                                                                                      5,275,896
                                                                                                              -----------------

TRANSPORTATION BY AIR - 0.32%
           5,031  DELTA AIR LINES INCORPORATED+<<                                                                        18,917
          10,580  FEDEX CORPORATION                                                                                     857,086
          25,837  SOUTHWEST AIRLINES COMPANY                                                                            359,909

                                                                                                                      1,235,912
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 2.95%
          28,942  BOEING COMPANY                                                                                      1,910,172
           3,399  BRUNSWICK CORPORATION                                                                                 147,245
           5,262  DANA CORPORATION                                                                                       78,983
          19,656  DELPHI CORPORATION                                                                                     91,400
          64,459  FORD MOTOR COMPANY<<                                                                                  660,060
           7,018  GENERAL DYNAMICS CORPORATION                                                                          768,752
          19,806  GENERAL MOTORS CORPORATION<<                                                                          673,404
           6,110  GENUINE PARTS COMPANY                                                                                 251,060
           4,222  GOODRICH CORPORATION                                                                                  172,933
           9,970  HARLEY-DAVIDSON INCORPORATED                                                                          494,512
          29,877  HONEYWELL INTERNATIONAL INCORPORATED                                                                1,094,394
           3,232  ITT INDUSTRIES INCORPORATED                                                                           315,540
           6,726  JOHNSON CONTROLS INCORPORATED                                                                         378,876
          14,151  LOCKHEED MARTIN CORPORATION                                                                           917,975
           2,306  NAVISTAR INTERNATIONAL CORPORATION+                                                                    73,792
          12,576  NORTHROP GRUMMAN CORPORATION                                                                          694,824
           6,089  PACCAR INCORPORATED                                                                                   414,052
           4,726  TEXTRON INCORPORATED                                                                                  358,467

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT (continued)
          35,853  UNITED TECHNOLOGIES CORPORATION                                                             $       1,841,052

                                                                                                                     11,337,493
                                                                                                              -----------------

TRANSPORTATION SERVICES - 0.02%
           4,592  SABRE HOLDINGS CORPORATION                                                                             91,610
                                                                                                              -----------------

WATER TRANSPORTATION - 0.26%
          18,457  CARNIVAL CORPORATION<<                                                                              1,006,829
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.02%
           3,691  AMERISOURCEBERGEN CORPORATION<<                                                                       255,233
           3,157  BROWN-FORMAN CORPORATION CLASS B                                                                      190,872
          15,000  CARDINAL HEALTH INCORPORATED                                                                          863,700
          10,339  MCKESSON CORPORATION                                                                                  463,084
           9,707  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  517,966
           7,999  NIKE INCORPORATED CLASS B                                                                             692,713
           4,766  SUPERVALU INCORPORATED                                                                                155,419
          22,172  SYSCO CORPORATION                                                                                     802,405

                                                                                                                      3,941,392
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
           4,507  VISTEON CORPORATION                                                                                    27,177
           2,922  W.W. GRAINGER INCORPORATED                                                                            160,097

                                                                                                                        187,274
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $214,574,389)                                                                             381,415,113
                                                                                                              -----------------

RIGHTS - 0.00%
          12,100  SEAGATE TECHNOLOGY RIGHTS(A)                                                                                0

TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 9.95%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.47%
$      1,799,622  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     1,799,622
                                                                                                              -----------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.48%
       1,000,000  ALPINE SECURITIZATION CORPORATION                                3.09%      07/05/2005                999,640
       1,000,000  ATOMIUM FUNDING CORPORATION                                      3.10       07/11/2005                999,090
       1,000,000  BHP BILLITON FINANCE LIMITED                                     3.05       07/01/2005              1,000,000
       1,000,000  CLIPPER RECEIVABLES CORPORATION                                  3.09       07/07/2005                999,460
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B) +/-                 3.16       07/08/2006              1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUND           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                              INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,000,000  CREDIT SUISSE BANK NEW YORK+/-                                   3.48%      05/04/2006      $         993,030
       2,000,000  GALAXY FUNDING INCORPORATED                                      3.45       09/29/2005              1,983,060
      19,000,000  GOLDMAN SACHS INCORPORATED REPURCHASE AGREEMENT
                  (MATURITY VALUE $19,001,842)                                     3.49       07/01/2005             19,000,000
       1,000,000  ING USA ANNUITY AND LIFE INSURANCE+/-                            3.60       06/06/2006              1,000,000
       2,000,000  KLIO FUNDING CORPORATION                                         3.31       07/22/2005              1,996,180
       1,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                           3.25       05/26/2006                999,900
       2,000,000  LIQUID FUNDING LIMITED+/-                                        3.09       12/19/2005              2,000,000
       1,000,000  MORGAN STANLEY+/-___                                             3.52       01/13/2006              1,000,000
       1,500,000  THAMES ASSET GLOBAL SECURITIES                                   3.24       07/20/2005              1,497,405
       1,000,000  WHITE PINE FINANCE LLC+/-                                        3.25       06/12/2006                999,900

                                                                                                                     36,467,665
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $38,267,287)                                                           38,267,287
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 0.77%
SHARES

MUTUAL FUND - 0.71%
       2,720,742  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         2,720,742
                                                                                                              -----------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE

US TREASURY BILLS - 0.06%
           5,000  US TREASURY BILL^                                                2.70       08/11/2005                  4,984
          65,000  US TREASURY BILL^                                                2.88       08/11/2005                 64,793
         150,000  US TREASURY BILL^                                                3.01       11/10/2005                148,315
          30,000  US TREASURY BILL^                                                3.07       11/10/2005                 29,663

                                                                                                                        247,755
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,968,520)                                                                        2,968,497
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $255,810,196)*                                     109.83%                                              $     422,650,897

OTHER ASSETS AND LIABILITIES, NET                         (9.83)                                                    (37,844,874)
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $     384,806,023
                                                        -------                                               -----------------


<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,598,661.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.06%
           N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                       $     26,974,536
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO                           39,679,900
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                           39,523,386
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                            39,631,271
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                            39,833,239
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                          162,838,052
           N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                64,717,958
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                           64,235,032
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                            65,246,289

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $373,239,394)                         542,679,663
                                                                                         ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $373,239,394)                                      100.06%                         $    542,679,663

OTHER ASSETS AND LIABILITIES, NET                         (0.06)                                 (340,623)
                                                        -------                          ----------------

TOTAL NET ASSETS                                         100.00%                         $    542,339,040
                                                        -------                          ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                        VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
           N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                         $   1,287,347,740

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $883,583,974)             1,287,347,740
                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $883,583,974)                                      100.01%              $   1,287,347,740

OTHER ASSETS AND LIABILITIES, NET                         (0.01)                       (170,189)
                                                        -------               -----------------

TOTAL NET ASSETS                                         100.00%              $   1,287,177,551
                                                        -------               -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 95.06%

AUSTRALIA - 2.14%
         230,000  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  $  1,428,790
         264,000  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               1,297,252
         499,700  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         1,015,701
         222,900  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                            446,572
          25,531  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           287,872
         158,200  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                1,357,248
         584,000  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                         2,246,188
         101,000  WESTFIELD GROUP (PROPERTIES)+                                                                        1,360,725
          77,561  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                    1,722,746

                                                                                                                      11,163,094
                                                                                                                    ------------

AUSTRIA - 0.32%
           6,500  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                               324,817
           3,100  OMV AG (OIL & GAS EXTRACTION)                                                                        1,348,785

                                                                                                                       1,673,602
                                                                                                                    ------------

BELGIUM - 2.38%
          55,900  DEXIA (DEPOSITORY INSTITUTIONS)                                                                      1,229,081
         190,293  FORTIS (DEPOSITORY INSTITUTIONS)                                                                     5,263,872
         130,700  FORTIS (DEPOSITORY INSTITUTIONS)                                                                     3,617,350
          68,208  INBEV (FOOD & KINDRED PRODUCTS)                                                                      2,304,690

                                                                                                                      12,414,993
                                                                                                                    ------------

BRAZIL - 0.13%
             300  BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                         10,617
             100  BANCO ITAU HOLDING FINANCEIRA SA ADR (DEPOSITORY INSTITUTIONS)                                           9,250
         155,290  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)+                                                  663,088

                                                                                                                         682,955
                                                                                                                    ------------

CANADA - 0.92%
          47,200  CORUS ENTERTAINMENT INCORPORATED CLASS B (COMMUNICATIONS)                                            1,205,811
          70,400  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                            2,777,042
         308,300  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                   804,663

                                                                                                                       4,787,516
                                                                                                                    ------------

CHINA - 0.07%
         186,000  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                           360,071
                                                                                                                    ------------

DENMARK - 0.93%
          74,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                            2,249,781
          51,626  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                               2,623,961

                                                                                                                       4,873,742
                                                                                                                    ------------

FINLAND - 0.98%
          22,400  ELCOTEQ NETWORK (COMMUNICATIONS)                                                                       439,240
          38,100  KESKO OYJ (FOOD STORES)                                                                                956,182
         133,700  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          2,224,650
          55,900  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             833,884

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
FINLAND (continued)
          41,400  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    $    644,715

                                                                                                                       5,098,671
                                                                                                                    ------------

FRANCE - 9.68%
           4,100  ACCOR SA (METAL MINING)                                                                                191,712
           1,990  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                              338,420
          94,400  ALCATEL SA (COMMUNICATIONS)+                                                                         1,029,376
          85,900  AXA (INSURANCE CARRIERS)                                                                             2,138,682
          48,500  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             3,312,548
          38,600  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                               1,595,685
          53,278  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                              1,685,768
          52,161  CARREFOUR SA (FOOD STORES)                                                                           2,522,639
          10,000  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                   638,266
          41,900  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   2,317,633
           9,500  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)             576,880
          73,100  FRANCE TELECOM SA (COMMUNICATIONS)                                                                   2,127,364
         103,600  JC DECAUX SA (BUSINESS SERVICES)+                                                                    2,621,042
          21,500  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  1,954,233
          16,800  LAFARGE SA RIGHTS (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   0
          22,763  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                              1,752,442
          19,702  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                               499,666
          71,759  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            1,676,872
          16,900  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            996,625
           9,203  PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY STORES)                                                 946,844
          14,600  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                 678,206
          24,100  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                2,116,755
          30,401  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                   2,489,786
          21,200  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           2,149,758
          60,800  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                        1,878,780
          25,300  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   5,920,122
          29,700  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                  1,330,379
          23,046  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            1,915,216
         100,582  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                3,152,090

                                                                                                                      50,553,789
                                                                                                                    ------------

GERMANY - 6.43%
          13,200  ALLIANZ AG (INSURANCE CARRIERS)                                                                      1,505,649
          37,400  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,475,426
          22,800  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                         1,034,008
          84,649  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                 2,195,760
          17,600  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                           1,380,849
          98,600  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                             2,132,495
          77,787  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                           1,810,364
         121,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                 2,229,329
          47,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          4,198,985
          10,800  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                             1,238,352
          16,500  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                          1,404,527
          36,700  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                995,479
          30,100  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      1,244,263
          51,000  METRO AG (FOOD STORES)                                                                               2,526,711
         111,501  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                             1,912,630
          10,800  SAP AG (BUSINESS SERVICES)                                                                           1,868,413
         108,300  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                           1,872,337
          61,600  TUI AG (TRANSPORTATION BY AIR)                                                                       1,521,537

                                                                                                                      33,547,114
                                                                                                                    ------------

GREECE - 0.80%
          71,950  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                              1,914,105

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
GREECE (continued)
          93,000  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                 $  1,697,208
          12,100  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                           129,196
          17,700  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                        441,085

                                                                                                                       4,181,594
                                                                                                                    ------------

HONG KONG - 3.20%
         253,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                           2,456,801
       1,135,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                    4,205,816
       3,822,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                   1,489,779
         280,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                           817,028
       1,974,800  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                              1,170,362
         136,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                     263,272
       2,745,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                       799,599
         275,220  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                         1,199,404
         709,900  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                           781,064
         276,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                       2,714,600
         146,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                        823,225

                                                                                                                      16,720,950
                                                                                                                    ------------

HUNGARY - 0.18%
          14,346  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                 965,486
                                                                                                                    ------------

INDIA - 0.13%
          40,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                              676,800
                                                                                                                    ------------

IRELAND - 0.28%
          82,800  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    1,448,140
                                                                                                                    ------------

ISRAEL - 0.16%
          27,100  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                               843,894
                                                                                                                    ------------

ITALY - 4.12%
          77,349  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                      2,409,859
          64,364  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                             293,833
         247,100  COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               681,127
          76,400  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                           666,724
         234,630  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    6,028,759
          97,100  ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    1,875,679
         174,000  MEDIASET SPA (COMMUNICATIONS)                                                                        2,046,459
          16,700  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                               312,126
          44,900  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                 872,617
         194,640  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                    2,617,634
          93,600  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                               500,264
         604,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                    3,187,085

                                                                                                                      21,492,166
                                                                                                                    ------------

JAPAN - 19.67%
           9,000  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              573,560
         161,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          2,448,646
         158,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                             1,753,567
          34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             497,121
          34,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    518,395
         127,300  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                    1,515,928
          66,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             1,264,772
          16,300  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             854,357

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
JAPAN (continued)
         145,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                  $    613,880
         135,000  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                 4,468,337
          75,800  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                     1,670,195
             816  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                              545,030
             182  EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)                                                     933,328
          31,700  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       624,550
          73,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               1,492,135
          79,000  HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED PRODUCTS)                                                 416,059
          98,300  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               4,827,966
              94  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                        1,249,659
         320,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          1,559,716
           2,428  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                         2,051,245
         154,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,720,680
          44,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         891,586
         151,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        3,547,859
          12,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                           2,719,723
          45,000  KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    539,923
          49,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                    348,993
         564,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                             1,923,004
         454,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                        1,322,253
         140,500  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           1,900,118
             615  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                        2,764,492
          46,600  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                           2,360,895
          40,800  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 540,518
          59,500  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          589,125
         260,250  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                     1,137,108
         186,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                        1,258,562
             600  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                            2,565,579
         326,800  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        3,230,759
          61,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             727,094
         144,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                 736,154
           2,129  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                             3,136,761
          97,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                           2,140,853
          24,700  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                              3,688,199
          44,005  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         2,809,353
          93,000  RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                        493,513
          43,200  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,028,669
           7,700  SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                             527,802
          44,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                           1,887,799
          69,400  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                   4,238,280
          95,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                      856,197
          53,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      1,331,222
         152,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                         1,527,704
          11,900  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,290,118
         101,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        651,076
         360,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                   2,178,579
          94,900  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                  1,486,332
          36,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       698,915
          37,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                            2,517,204
         117,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         1,123,230
         289,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,196,991
         227,000  TOKAI TOKYO SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            678,699
          35,000  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                577,005
         245,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                          1,096,117
         209,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    923,085

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
JAPAN (continued)
         110,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                               $  3,936,142

                                                                                                                     102,722,716
                                                                                                                    ------------

KOREA (SOUTH) - 0.88%
          30,070  HANA BANK (DEPOSITORY INSTITUTIONS)                                                                    797,236
          39,380  KOOKMIN BANK (FINANCIAL SERVICES)                                                                    1,777,274
           1,200  KOOKMIN BANK ADR (DEPOSITORY INSTITUTIONS)                                                              54,696
           3,600  SAMSUNG ELECTRONICS-PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                 1,174,958
          30,200  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                           778,201

                                                                                                                       4,582,365
                                                                                                                    ------------

LUXEMBOURG - 0.19%
          12,100  RTI GROUP (COMMUNICATIONS)                                                                             856,297
          12,800  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                   116,095

                                                                                                                         972,392
                                                                                                                    ------------

MEXICO - 0.62%
          32,400  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                              2,011,716
         297,300  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                              1,209,969

                                                                                                                       3,221,685
                                                                                                                    ------------

NETHERLANDS - 4.80%
          64,600  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                       1,587,083
         169,900  AEGON NV (INSURANCE CARRIERS)                                                                        2,187,819
         276,871  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                   4,341,811
          28,400  ASML HOLDING NV- NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING &
                  RELATED)+                                                                                              444,744
         226,490  ING GROEP NV (FINANCIAL SERVICES)                                                                    6,366,034
         203,600  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                  1,667,946
          84,800  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                              5,512,782
          12,400  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  803,082
         111,700  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         2,132,057

                                                                                                                      25,043,358
                                                                                                                    ------------

NORWAY - 0.23%
             400  AKER ASA (MISCELLANEOUS RETAIL)+                                                                         7,250
          13,400  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                               1,218,127

                                                                                                                       1,225,377
                                                                                                                    ------------

PORTUGAL - 0.44%
         743,659  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                               1,904,237
         148,500  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    373,053

                                                                                                                       2,277,290
                                                                                                                    ------------

RUSSIA - 0.85%
          30,975  AFK SISTEMA GDR (BUSINESS SERVICES)+                                                                   507,370
          50,400  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                    1,853,712
          39,800  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                              1,339,270
          45,843  SIBNEFT ADR (OIL & GAS EXTRACTION)+                                                                    757,556

                                                                                                                       4,457,908
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
SINGAPORE - 1.45%
           1,500  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              $      9,816
         110,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   930,669
          18,700  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                       173,660
          39,900  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         294,786
         433,101  MOBILONE LIMITED (COMMUNICATIONS)                                                                      558,669
         191,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                 1,266,907
         437,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          1,112,676
       1,085,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                1,778,772
         172,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               1,446,508
          17,200  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                              23,224

                                                                                                                       7,595,687
                                                                                                                    ------------

SPAIN - 3.85%
          55,900  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                              1,561,521
         220,013  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                         3,380,467
         218,200  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                         2,526,144
         126,200  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                        2,933,469
          76,023  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           1,501,862
          42,200  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                           1,084,366
         116,030  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             2,244,723
         104,000  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                 2,639,326
         136,095  TELEFONICA SA (COMMUNICATIONS)                                                                       2,220,222

                                                                                                                      20,092,100
                                                                                                                    ------------

SWEDEN - 2.08%
           5,288  AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)                                                        230,523
          37,000  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                          442,853
         282,300  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                  2,557,901
         102,100  SECURITAS AB (BUSINESS SERVICES)                                                                     1,699,212
          43,100  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                             715,179
          66,000  TELEFONAKTIEBOLAGET LM ERICSSON ADR (COMMUNICATIONS)                                                 2,108,700
         974,700  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                             3,109,779

                                                                                                                      10,864,147
                                                                                                                    ------------

SWITZERLAND - 8.06%
           3,600  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                              209,331
         114,688  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                            1,519,313
          53,975  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             2,115,692
           3,100  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            946,571
          19,922  JULIUS BAER HOLDINGS AG CLASS B (DEPOSITORY INSTITUTIONS)                                            1,218,794
          19,917  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  5,088,052
         108,979  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            5,173,958
           3,600  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                        995,948
          55,707  ROCHE HOLDING AG (HEALTH SERVICES)                                                                   7,028,945
          16,895  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  1,053,372
           2,600  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   1,070,696
           2,500  SWISSCOM AG (COMMUNICATIONS)                                                                           814,722
         142,489  UBS AG (FINANCIAL SERVICES)                                                                         11,107,752
           6,400  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               937,810
          12,660  VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                         282,434
          14,600  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                   2,504,197

                                                                                                                      42,067,587
                                                                                                                    ------------

TAIWAN - 0.43%
          52,400  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                1,122,932

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
TAIWAN (continued)
         123,812  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                               $  1,129,162

                                                                                                                       2,252,094
                                                                                                                    ------------

THAILAND - 0.31%
         750,500  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)            1,634,483
                                                                                                                    ------------

UNITED KINGDOM - 18.35%
          77,100  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                   1,204,337
         134,600  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                   1,311,417
          46,000  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                        1,896,471
         303,400  AVIVA PLC (INSURANCE CARRIERS)                                                                       3,368,898
         590,100  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                               5,849,218
          93,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            1,199,956
          56,300  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+          922,984
          91,000  BHP BILLITON PLC (COAL MINING)                                                                       1,160,041
          34,600  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                           376,791
         193,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          1,133,414
          91,500  BRITANNIC GROUP PLC (INSURANCE CARRIERS)+                                                              841,437
         356,457  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                        3,353,083
         526,500  BT GROUP PLC (COMMUNICATIONS)                                                                        2,168,252
          45,270  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                        430,810
          17,625  CARNIVAL PLC (WATER TRANSPORTATION)                                                                    999,323
         387,000  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                          1,620,566
         478,600  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                        1,341,625
         108,600  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  1,509,948
         376,000  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                      1,705,732
          99,700  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                               586,965
          93,000  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     729,692
         218,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                   1,004,842
         182,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                    4,412,253
         178,400  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  1,711,082
          57,700  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                     887,115
         197,000  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          3,132,801
       1,729,640  ITV PLC (COMMUNICATIONS)                                                                             3,799,084
         135,900  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  1,698,242
         937,855  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   4,114,523
       1,005,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                       2,063,056
         372,100  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                       3,142,388
         142,900  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                     856,767
         348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                           985,964
         347,500  NORTHUMBRIAN WATER GROUP PLC (FOOD & KINDRED PRODUCTS)                                               1,395,673
         753,300  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                  1,641,885
          83,200  PENDRAGON PLC (TRANSPORTATION EQUIPMENT)                                                               435,871
         693,900  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              1,485,125
       8,900,000  ROLLS ROYCE 20P (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                     0
       8,900,000  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                          16,026
         178,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                            913,214
         258,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                   2,136,979
         236,300  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                               2,096,713
          50,200  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                912,560
         729,400  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                      7,062,509
          41,093  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                       403,994
          98,500  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                     1,794,530
         113,000  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              963,602
         145,000  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    874,582
         746,497  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                  4,252,811
         149,400  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             1,762,112
       1,291,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  3,138,753
         412,958  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                          1,371,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
         160,300  WPP GROUP PLC (COMMUNICATIONS)                                                                    $  1,641,931

                                                                                                                      95,819,395
                                                                                                                    ------------

TOTAL COMMON STOCKS (COST $445,008,111)                                                                              496,313,161
                                                                                                                    ------------

SHORT-TERM INVESTMENTS - 3.41%
SHARES            SECURITY NAME                                                                                            VALUE

MUTUAL FUND - 3.41%
      17,813,548  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                         17,813,548
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,813,548)                                                                       17,813,548
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $462,821,659)*                                             98.47%                                             $514,126,709

OTHER ASSETS AND LIABILITIES, NET                                 1.53                                                 8,000,630
                                                                ------                                              ------------

TOTAL NET ASSETS                                                100.00%                                             $522,127,339
                                                                ------                                              ------------

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,813,548.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                          VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.90%
           N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO           $    48,184,599

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $43,246,618)                  48,184,599
                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $43,246,618)                                        99.90%                 $    48,184,599

OTHER ASSETS AND LIABILITIES, NET                          0.10                           49,220
                                                        -------                  ---------------

TOTAL NET ASSETS                                         100.00%                 $    48,233,819
                                                        -------                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                     VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.26%
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                  $      8,187,771

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $7,669,071)                                                  8,187,771
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $7,669,071)                                        100.26%                                              $      8,187,771

OTHER ASSETS AND LIABILITIES, NET                         (0.26)                                                       (21,074)
                                                        -------                                               ----------------

TOTAL NET ASSETS                                         100.00%                                              $      8,166,697
                                                        -------                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.04%
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO               $  2,788,341,786

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,557,150,170)               2,788,341,786
                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,557,150,170)                                    100.04%                   $  2,788,341,786

OTHER ASSETS AND LIABILITIES, NET                         (0.04)                         (1,044,272)
                                                        -------                    ----------------

TOTAL NET ASSETS                                         100.00%                   $  2,787,297,514
                                                        -------                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 89.54%

BRAZIL - 24.17%
         108,100  ALL AMERICA LATINA LOGISTICA (TRANSPORTATION EQUIPMENT)                                     $      3,217,074
         157,265  BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)                                                           2,638,907
          90,153  COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR ADR (FOOD STORES)                         1,793,143
         178,100  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)                       5,672,485
               1  COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL INDUSTRIES)                                               9
         137,400  GOL LINHAS AEREAS INTELIGENTES SA ADR (TRANSPORTATION BY AIR)+                                     4,130,244
         321,844  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                       10,253,523
         253,900  PETROLEO BRASILEIRO SA (OIL COMPANIES)                                                            13,235,807
          23,300  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                         1,072,732
         518,887  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                             8,639,469

                                                                                                                    50,653,393
                                                                                                              ----------------

HONG KONG - 4.54%
      17,544,259  BANK OF COMMUNICATIONS LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                6,321,442
      16,194,500  CHINA OVERSEAS LAND AND INVESTMENT LIMITED (REAL ESTATE)                                           2,984,888
       1,234,722  CHINA STATE CONSTRUCTION INTERNATIONAL HOLDINGS LIMITED
                  (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                            214,499

                                                                                                                     9,520,829
                                                                                                              ----------------

HUNGARY - 2.50%
          62,600  MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)                                              5,246,094
                                                                                                              ----------------

KOREA (SOUTH) - 19.00%
         108,900  HANJIN SHIPPING COMPANY LIMITED (WATER TRANSPORTATION)                                             2,701,539
          38,500  HYUNDAI MIPO DOCKYARD COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                                  2,160,646
         325,100  KOOKMIN BANK (FINANCIAL SERVICES)                                                                 14,672,219
          26,500  POSCO (PRIMARY METAL INDUSTRIES)                                                                   4,615,096
          24,250  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     11,484,688
         162,390  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                       4,184,503

                                                                                                                    39,818,691
                                                                                                              ----------------

MEXICO - 2.65%
       3,393,816  GRUPO MEXICO SA SERIES B (METAL MINING)                                                            5,541,994
                                                                                                              ----------------

RUSSIA - 5.33%
         220,200  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                  8,098,956
          90,900  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                            3,058,785

                                                                                                                    11,157,741
                                                                                                              ----------------

SOUTH AFRICA - 9.95%
          50,278  EDGARS CONSOLIDATED STORES LIMITED (GENERAL MERCHANDISE STORES)                                    2,184,746
         756,700  MTN GROUP LIMITED (COMMUNICATIONS)                                                                 5,018,116
         140,800  SASOL NPV (COAL MINING)                                                                            3,809,045
         798,100  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                              7,734,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SOUTH AFRICA (continued)
         804,100  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                $       2,098,996

                                                                                                                     20,845,753
                                                                                                              -----------------

TAIWAN - 18.34%
       2,242,000  ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  6,308,746
       5,019,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS,
                  BROKERS & SERVICE)                                                                                 10,078,834
       2,422,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                    12,553,988
       5,451,064  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                 9,490,144

                                                                                                                     38,431,712
                                                                                                              -----------------

TURKEY - 3.06%
       3,984,057  IS GAYRIMENKUL YATIRIM ORTAKLIGI AS (REAL ESTATE)                                                   6,415,832
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $175,915,350)                                                                             187,632,039
                                                                                                              -----------------

RIGHTS - 2.78%
         172,130  OTP BANK RIGHTS                                                                                     5,824,490

TOTAL RIGHTS (COST $6,201,135)                                                                                        5,824,490
                                                                                                              -----------------

PREFERRED STOCKS - 4.59%
         152,668  BANCO BRADESCO SA PREFERRED                                                                         5,427,396
         165,200  COMPANHIA VALE DO RIO DOCE PREFERREDA                                                               4,191,906

TOTAL PREFERRED STOCKS (COST $8,549,875)                                                                              9,619,302
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 2.08%

MUTUAL FUND - 2.08%
       4,357,309  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         4,357,309
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,357,309)                                                                        4,357,309
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $195,023,669)*                                      98.99%                                              $     207,433,140

OTHER ASSETS AND LIABILITIES, NET                          1.01                                                       2,114,500
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $     209,547,640
                                                        -------                                               -----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,357,309.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 86.48%

ARGENTINA - 0.51%
          45,700  TELECOM ARGENTINA SA ADR (COMMUNICATIONS)+                                                       $         545,658
                                                                                                                   -----------------

BRAZIL - 10.23%
          19,760  ALL AMERICA LATINA LOGISTICA (TRANSPORTATION EQUIPMENT)                                                    588,061
          31,466  BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)                                                                   527,999
          34,589  COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR ADR (FOOD STORES)                                 687,975
          28,600  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)                               910,910
          35,200  GOL LINHAS AEREAS INTELIGENTES SA ADR (TRANSPORTATION BY AIR)+                                           1,058,112
          18,700  LOJAS RENNER SA (MEMBERSHIP ORGANIZATIONS)                                                                 296,317
          37,843  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                              1,205,628
          54,976  PETROLEO BRASILEIRO SA (OIL COMPANIES)                                                                   2,865,899
          30,500  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                               1,404,220
          89,666  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                                   1,492,939

                                                                                                                          11,038,060
                                                                                                                   -----------------

CHILE - 2.03%
          12,900  BANCO SANTANDER CHILE SA (DEPOSITORY INSTITUTIONS)                                                         416,670
          92,500  ENERSIS SA ADR (ELECTRIC, GAS & SANITARY SERVICES)+                                                        965,700
          23,000  LAN AIRLINES SA ADR (TRANSPORTATION BY AIR)                                                                803,850

                                                                                                                           2,186,220
                                                                                                                   -----------------

CHINA - 1.03%
       1,510,400  CHINA TELECOM CORPORATION LIMITED (COMMUNICATIONS)                                                         539,400
         724,800  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                             571,586

                                                                                                                           1,110,986
                                                                                                                   -----------------

HONG KONG - 9.30%
       2,379,372  BANK OF COMMUNICATIONS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                       857,321
         794,000  CHINA LIFE INSURANCE CO. LTD (MEMBERSHIP ORGANIZATIONS)+                                                   540,841
         147,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          546,571
       6,354,000  CHINA OVERSEAS LAND AND INVESTMENT LIMITED (REAL ESTATE)                                                 1,171,137
       3,746,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,460,155
         353,000  CHINA STATE CONSTRUCTION INTERNATIONAL HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)+                                                                                        61,324
         706,000  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                   593,037
         118,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               344,319
       1,542,000  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    913,863
         538,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                       1,041,472
       3,078,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        2,261,936
         760,493  VICTORY CITY INTERNATIONAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                               246,564

                                                                                                                          10,038,540
                                                                                                                   -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HUNGARY - 0.49%
           6,341  MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)                                            $         531,397
                                                                                                                   -----------------

INDIA - 4.55%
          48,600  ASSOCIATED CEMENT COMPANIES LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               422,448
          22,250  BAJAJ AUTO LIMITED (AUTOMOTIVE REPAIR, SERVICES & PARKING)                                                 702,942
         111,790  BHARTI TELEVENTURES LIMITED (COMMUNICATIONS)+                                                              623,472
          40,900  HDFC BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                592,206
          95,300  HINDUSTAN LEVER LIMITED (ADMINISTRATION OF ECONOMIC PROGRAMS)                                              358,622
          66,900  OIL AND NATURAL GAS CORPORATION LIMITED (OIL & GAS EXTRACTION)                                           1,566,429
          43,700  RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  643,535

                                                                                                                           4,909,654
                                                                                                                   -----------------

INDONESIA - 1.41%
       2,931,400  PT TELEKOMUNIKASI INDONESIA (TOBACCO PRODUCTS)                                                           1,515,122
                                                                                                                   -----------------

ISRAEL - 1.77%
         354,366  BANK LEUMI LE-ISRAEL (DEPOSITORY INSTITUTIONS)                                                             911,896
          16,600  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                                   516,924
         118,500  UNITED MIZRAHI BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                     485,105

                                                                                                                           1,913,925
                                                                                                                   -----------------

KOREA (SOUTH) - 14.24%
           5,900  DAELIM INDUSTRIAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                                  312,250
          26,400  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED (HEAVY CONSTRUCTION OTHER THAN
                  BUILDING CONSTRUCTION CONTRACTS)                                                                           506,096
          17,900  HANJIN SHIPPING COMPANY LIMITED (WATER TRANSPORTATION)                                                     444,055
           3,400  HYUNDAI MIPO DOCKYARD COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                                          190,810
          88,300  KOOKMIN BANK (FINANCIAL SERVICES)                                                                        3,985,103
          13,200  KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                       402,818
          12,970  POSCO (PRIMARY METAL INDUSTRIES)                                                                         2,258,785
          11,848  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               5,611,158
          40,900  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                             1,053,921
           1,900  SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     596,059

                                                                                                                          15,361,055
                                                                                                                   -----------------

LUXEMBOURG - 0.56%
           7,700  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    602,679
                                                                                                                   -----------------

MALAYSIA - 1.60%
         983,171  PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)                                                             1,730,008
                                                                                                                   -----------------

MEXICO - 3.26%
         655,431  GRUPO MEXICO SA SERIES B (METAL MINING)                                                                  1,070,298
         171,100  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                            534,921
         180,600  KIMBERLY CLARK DE MEXICO SA CLASS A (PAPER & ALLIED PRODUCTS)                                              619,908

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MEXICO (continued)
         155,200  ORGANIZACION SORIANA SA CLASS B (MISCELLANEOUS RETAIL)                                           $         646,949
          34,400  TELEFONOS DE MEXICO SA DE CV ADR SERIES L (COMMUNICATIONS)                                                 649,816

                                                                                                                           3,521,892
                                                                                                                   -----------------

PHILIPPINES - 1.14%
       6,655,500  AYALA LAND INCORPORATED (FINANCIAL SERVICES)                                                               925,495
       2,740,000  MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)+                                                            308,388

                                                                                                                           1,233,883
                                                                                                                   -----------------

RUSSIA - 3.55%
          62,000  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        2,280,360
          45,900  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                  1,544,535

                                                                                                                           3,824,895
                                                                                                                   -----------------

SOUTH AFRICA - 6.77%
         175,600  AVENG LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                            325,650
          12,200  EDGARS CONSOLIDATED STORES LIMITED (GENERAL MERCHANDISE STORES)                                            530,131
         179,300  MTN GROUP LIMITED (COMMUNICATIONS)                                                                       1,189,042
         153,200  MURRAY & ROBERTS HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                                 322,066
          41,400  SASOL NPV (COAL MINING)                                                                                  1,119,989
         280,800  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                    2,721,396
          48,400  TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)                                                               778,595
         122,600  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                               320,031

                                                                                                                           7,306,900
                                                                                                                   -----------------

TAIWAN - 16.10%
         195,000  ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                 383,830
         812,713  ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      2,286,885
         942,000  AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                             1,567,527
       1,114,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                           2,237,063
       1,461,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED (FINANCIAL SERVICES)                                       1,587,675
         347,775  FORMOSA PLASTICS CORPORATION (REAL ESTATE)                                                                 567,874
         670,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                               3,472,821
         223,453  QUANTA COMPUTER INCORPORATED (APPAREL & ACCESSORY STORES)                                                  425,989
       1,971,637  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                      3,432,562
       1,538,000  UNITED MICROELECTRONICS CORPORATION (SEMICONDUCTORS)+                                                    1,121,907
         292,000  WAN HAI LINES LIMITED (RAILROAD TRANSPORTATION)                                                            289,878

                                                                                                                          17,374,011
                                                                                                                   -----------------

THAILAND - 2.17%
         398,500  BANGKOK BANK PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (FINANCIAL SERVICES)                            1,037,196
          75,500  BANPU PUBLIC COMPANY LIMITED (METAL MINING)                                                                264,912
          80,300  PROFESSIONAL WASTE TECHNOLOGY (1999) PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (ELECTRIC,
                  GAS & SANITARY SERVICES)                                                                                     3,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
THAILAND (continued)
         125,800  SIAM CEMENT PUBLIC COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                    $         735,283
       3,110,300  TMB BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)+                                                 304,068

                                                                                                                           2,344,529
                                                                                                                   -----------------

TURKEY - 2.81%
         236,290  AKBANK TAS (DEPOSITORY INSTITUTIONS)                                                                     1,346,722
         352,740  IS GAYRIMENKUL YATIRIM ORTAKLIGI AS (REAL ESTATE)                                                          568,044
         100,660  TURKIYE IS BANKASI (DEPOSITORY INSTITUTIONS)                                                               582,776
         140,700  YAPI VE KREDI BANKASI AS (INSURANCE CARRIERS)+                                                             532,945

                                                                                                                           3,030,487
                                                                                                                   -----------------

USA - 2.44%
          21,100  BANCOLOMBIA SA ADR (DEPOSITORY INSTITUTIONS)                                                               337,389
          37,000  PYATEROCHKA HOLDINGS GDR (FOOD & KINDRED PRODUCTS)+                                                        532,800
          56,500  TIM PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                  892,700
          41,500  WIPRO LIMITED (APPLICATIONS SOFTWARE)                                                                      865,690

                                                                                                                           2,628,579
                                                                                                                   -----------------

VENEZUELA - 0.52%
          29,600  CIA ANONIMA TELEFONOS DE VENEZUELA ADR (TRANSPORTATION BY AIR)                                             560,624
                                                                                                                   -----------------

TOTAL COMMON STOCKS (COST $81,768,317)                                                                                    93,309,104
                                                                                                                   -----------------

RIGHTS - 2.61%
          83,140  OTP BANK RIGHTS                                                                                          2,813,270

TOTAL RIGHTS (COST $1,956,829)                                                                                             2,813,270
                                                                                                                   -----------------

PREFERRED STOCKS - 4.34%
          52,300  BANCO BRADESCO SA PREFERRED                                                                              1,859,282
          82,500  COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                    2,093,415
         138,900  RANDOM SA IMPLEMENTOS E PARTICIPACOES PREFERRED                                                            327,173
      22,655,000  ULTRAPAR PARTICICIPACOES SA PREFERRED                                                                      398,088

TOTAL PREFERRED STOCKS (COST $3,381,124)                                                                                   4,677,958
                                                                                                                   -----------------

SHORT-TERM INVESTMENTS - 5.86%

MUTUAL FUND - 5.86%
       6,322,752  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                              6,322,752
                                                                                                                   -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,322,752)                                                                             6,322,752
                                                                                                                   -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $93,429,022)*                                       99.29%                                                   $     107,123,084

OTHER ASSETS AND LIABILITIES, NET                          0.71                                                              770,376
                                                        -------                                                    -----------------

TOTAL NET ASSETS                                         100.00%                                                   $     107,893,460
                                                        -------                                                    -----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,322,752.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 86.48%

ARGENTINA - 0.51%
          45,700  TELECOM ARGENTINA SA ADR (COMMUNICATIONS)+                                                       $         545,658
                                                                                                                   -----------------

BRAZIL - 10.23%
          19,760  ALL AMERICA LATINA LOGISTICA (TRANSPORTATION EQUIPMENT)                                                    588,061
          31,466  BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)                                                                   527,999
          34,589  COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR ADR (FOOD STORES)                                 687,975
          28,600  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)                               910,910
          35,200  GOL LINHAS AEREAS INTELIGENTES SA ADR (TRANSPORTATION BY AIR)+                                           1,058,112
          18,700  LOJAS RENNER SA (MEMBERSHIP ORGANIZATIONS)                                                                 296,317
          37,843  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                              1,205,628
          54,976  PETROLEO BRASILEIRO SA (OIL COMPANIES)                                                                   2,865,899
          30,500  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                               1,404,220
          89,666  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                                   1,492,939

                                                                                                                          11,038,060
                                                                                                                   -----------------

CHILE - 2.03%
          12,900  BANCO SANTANDER CHILE SA (DEPOSITORY INSTITUTIONS)                                                         416,670
          92,500  ENERSIS SA ADR (ELECTRIC, GAS & SANITARY SERVICES)+                                                        965,700
          23,000  LAN AIRLINES SA ADR (TRANSPORTATION BY AIR)                                                                803,850

                                                                                                                           2,186,220
                                                                                                                   -----------------

CHINA - 1.03%
       1,510,400  CHINA TELECOM CORPORATION LIMITED (COMMUNICATIONS)                                                         539,400
         724,800  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                             571,586

                                                                                                                           1,110,986
                                                                                                                   -----------------

HONG KONG - 9.30%
       2,379,372  BANK OF COMMUNICATIONS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                       857,321
         794,000  CHINA LIFE INSURANCE CO. LTD (MEMBERSHIP ORGANIZATIONS)+                                                   540,841
         147,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          546,571
       6,354,000  CHINA OVERSEAS LAND AND INVESTMENT LIMITED (REAL ESTATE)                                                 1,171,137
       3,746,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,460,155
         353,000  CHINA STATE CONSTRUCTION INTERNATIONAL HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)+                                                                                        61,324
         706,000  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                   593,037
         118,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               344,319
       1,542,000  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    913,863
         538,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                       1,041,472
       3,078,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        2,261,936
         760,493  VICTORY CITY INTERNATIONAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                               246,564

                                                                                                                          10,038,540
                                                                                                                   -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HUNGARY - 0.49%
           6,341  MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)                                            $         531,397
                                                                                                                   -----------------

INDIA - 4.55%
          48,600  ASSOCIATED CEMENT COMPANIES LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               422,448
          22,250  BAJAJ AUTO LIMITED (AUTOMOTIVE REPAIR, SERVICES & PARKING)                                                 702,942
         111,790  BHARTI TELEVENTURES LIMITED (COMMUNICATIONS)+                                                              623,472
          40,900  HDFC BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                592,206
          95,300  HINDUSTAN LEVER LIMITED (ADMINISTRATION OF ECONOMIC PROGRAMS)                                              358,622
          66,900  OIL AND NATURAL GAS CORPORATION LIMITED (OIL & GAS EXTRACTION)                                           1,566,429
          43,700  RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  643,535

                                                                                                                           4,909,654
                                                                                                                   -----------------

INDONESIA - 1.41%
       2,931,400  PT TELEKOMUNIKASI INDONESIA (TOBACCO PRODUCTS)                                                           1,515,122
                                                                                                                   -----------------

ISRAEL - 1.77%
         354,366  BANK LEUMI LE-ISRAEL (DEPOSITORY INSTITUTIONS)                                                             911,896
          16,600  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                                   516,924
         118,500  UNITED MIZRAHI BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                     485,105

                                                                                                                           1,913,925
                                                                                                                   -----------------

KOREA (SOUTH) - 14.24%
           5,900  DAELIM INDUSTRIAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                                  312,250
          26,400  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED (HEAVY CONSTRUCTION OTHER THAN
                  BUILDING CONSTRUCTION CONTRACTS)                                                                           506,096
          17,900  HANJIN SHIPPING COMPANY LIMITED (WATER TRANSPORTATION)                                                     444,055
           3,400  HYUNDAI MIPO DOCKYARD COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                                          190,810
          88,300  KOOKMIN BANK (FINANCIAL SERVICES)                                                                        3,985,103
          13,200  KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                       402,818
          12,970  POSCO (PRIMARY METAL INDUSTRIES)                                                                         2,258,785
          11,848  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               5,611,158
          40,900  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                             1,053,921
           1,900  SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     596,059

                                                                                                                          15,361,055
                                                                                                                   -----------------

LUXEMBOURG - 0.56%
           7,700  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    602,679
                                                                                                                   -----------------

MALAYSIA - 1.60%
         983,171  PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)                                                             1,730,008
                                                                                                                   -----------------

MEXICO - 3.26%
         655,431  GRUPO MEXICO SA SERIES B (METAL MINING)                                                                  1,070,298
         171,100  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                            534,921
         180,600  KIMBERLY CLARK DE MEXICO SA CLASS A (PAPER & ALLIED PRODUCTS)                                              619,908

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MEXICO (continued)
         155,200  ORGANIZACION SORIANA SA CLASS B (MISCELLANEOUS RETAIL)                                           $         646,949
          34,400  TELEFONOS DE MEXICO SA DE CV ADR SERIES L (COMMUNICATIONS)                                                 649,816

                                                                                                                           3,521,892
                                                                                                                   -----------------

PHILIPPINES - 1.14%
       6,655,500  AYALA LAND INCORPORATED (FINANCIAL SERVICES)                                                               925,495
       2,740,000  MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)+                                                            308,388

                                                                                                                           1,233,883
                                                                                                                   -----------------

RUSSIA - 3.55%
          62,000  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        2,280,360
          45,900  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                  1,544,535

                                                                                                                           3,824,895
                                                                                                                   -----------------

SOUTH AFRICA - 6.77%
         175,600  AVENG LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                            325,650
          12,200  EDGARS CONSOLIDATED STORES LIMITED (GENERAL MERCHANDISE STORES)                                            530,131
         179,300  MTN GROUP LIMITED (COMMUNICATIONS)                                                                       1,189,042
         153,200  MURRAY & ROBERTS HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                                 322,066
          41,400  SASOL NPV (COAL MINING)                                                                                  1,119,989
         280,800  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                    2,721,396
          48,400  TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)                                                               778,595
         122,600  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                               320,031

                                                                                                                           7,306,900
                                                                                                                   -----------------

TAIWAN - 16.10%
         195,000  ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                 383,830
         812,713  ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      2,286,885
         942,000  AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                             1,567,527
       1,114,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                           2,237,063
       1,461,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED (FINANCIAL SERVICES)                                       1,587,675
         347,775  FORMOSA PLASTICS CORPORATION (REAL ESTATE)                                                                 567,874
         670,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                               3,472,821
         223,453  QUANTA COMPUTER INCORPORATED (APPAREL & ACCESSORY STORES)                                                  425,989
       1,971,637  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                      3,432,562
       1,538,000  UNITED MICROELECTRONICS CORPORATION (SEMICONDUCTORS)+                                                    1,121,907
         292,000  WAN HAI LINES LIMITED (RAILROAD TRANSPORTATION)                                                            289,878

                                                                                                                          17,374,011
                                                                                                                   -----------------

THAILAND - 2.17%
         398,500  BANGKOK BANK PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (FINANCIAL SERVICES)                            1,037,196
          75,500  BANPU PUBLIC COMPANY LIMITED (METAL MINING)                                                                264,912
          80,300  PROFESSIONAL WASTE TECHNOLOGY (1999) PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (ELECTRIC,
                  GAS & SANITARY SERVICES)                                                                                     3,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
THAILAND (continued)
         125,800  SIAM CEMENT PUBLIC COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                    $         735,283
       3,110,300  TMB BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)+                                                 304,068

                                                                                                                           2,344,529
                                                                                                                   -----------------

TURKEY - 2.81%
         236,290  AKBANK TAS (DEPOSITORY INSTITUTIONS)                                                                     1,346,722
         352,740  IS GAYRIMENKUL YATIRIM ORTAKLIGI AS (REAL ESTATE)                                                          568,044
         100,660  TURKIYE IS BANKASI (DEPOSITORY INSTITUTIONS)                                                               582,776
         140,700  YAPI VE KREDI BANKASI AS (INSURANCE CARRIERS)+                                                             532,945

                                                                                                                           3,030,487
                                                                                                                   -----------------

USA - 2.44%
          21,100  BANCOLOMBIA SA ADR (DEPOSITORY INSTITUTIONS)                                                               337,389
          37,000  PYATEROCHKA HOLDINGS GDR (FOOD & KINDRED PRODUCTS)+                                                        532,800
          56,500  TIM PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                  892,700
          41,500  WIPRO LIMITED (APPLICATIONS SOFTWARE)                                                                      865,690

                                                                                                                           2,628,579
                                                                                                                   -----------------

VENEZUELA - 0.52%
          29,600  CIA ANONIMA TELEFONOS DE VENEZUELA ADR (TRANSPORTATION BY AIR)                                             560,624
                                                                                                                   -----------------

TOTAL COMMON STOCKS (COST $81,768,317)                                                                                    93,309,104
                                                                                                                   -----------------

RIGHTS - 2.61%
          83,140  OTP BANK RIGHTS                                                                                          2,813,270

TOTAL RIGHTS (COST $1,956,829)                                                                                             2,813,270
                                                                                                                   -----------------

PREFERRED STOCKS - 4.34%
          52,300  BANCO BRADESCO SA PREFERRED                                                                              1,859,282
          82,500  COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                    2,093,415
         138,900  RANDOM SA IMPLEMENTOS E PARTICIPACOES PREFERRED                                                            327,173
      22,655,000  ULTRAPAR PARTICICIPACOES SA PREFERRED                                                                      398,088

TOTAL PREFERRED STOCKS (COST $3,381,124)                                                                                   4,677,958
                                                                                                                   -----------------

SHORT-TERM INVESTMENTS - 5.86%

MUTUAL FUND - 5.86%
       6,322,752  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                              6,322,752
                                                                                                                   -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,322,752)                                                                             6,322,752
                                                                                                                   -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $93,429,022)*                                       99.29%                                                   $     107,123,084

OTHER ASSETS AND LIABILITIES, NET                          0.71                                                              770,376
                                                        -------                                                    -----------------

TOTAL NET ASSETS                                         100.00%                                                   $     107,893,460
                                                        -------                                                    -----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,322,752.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 98.04%

APPAREL & ACCESSORY STORES - 0.64%
          35,400  CHILDRENS PLACE RETAIL STORES INCORPORATED+                                                 $       1,652,118
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.05%
         148,061  WRIGHT EXPRESS CORPORATION+                                                                         2,734,687
                                                                                                              -----------------

BUSINESS SERVICES - 24.51%
          62,032  ALLIANCE DATA SYSTEMS CORPORATION+                                                                  2,516,018
         360,289  CNET NETWORKS INCORPORATED+<<                                                                       4,229,793
          88,000  COGENT INCORPORATED+                                                                                2,512,400
         268,142  CONCUR TECHNOLOGIES INCORPORATED+                                                                   2,823,535
          42,100  DIGITAL RIVER INCORPORATED+<<                                                                       1,336,675
         208,143  FASTCLICK INCORPORATED+<<                                                                           1,894,101
          94,878  GEVITY HR INCORPORATED<<                                                                            1,900,406
          86,889  HUDSON HIGHLAND GROUP INCORPORATED+                                                                 1,354,600
         503,594  HYPERCOM CORPORATION+                                                                               3,258,253
          95,355  INFOSPACE INCORPORATED+<<                                                                           3,140,040
         939,992  IVILLAGE INCORPORATED+                                                                              5,621,152
          17,838  JAMDAT MOBILE INCORPORATED+<<                                                                         493,756
          92,947  LABOR READY INCORPORATED+                                                                           2,166,595
         351,423  OPEN SOLUTIONS INCORPORATED+                                                                        7,137,401
         408,087  QUEST SOFTWARE INCORPORATED+                                                                        5,562,226
         286,418  SAPIENT CORPORATION+                                                                                2,271,295
         109,417  SI INTERNATIONAL INCORPORATED+                                                                      3,278,133
         121,129  TNS INCORPORATED+                                                                                   2,830,785
          69,015  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                1,699,839
         183,800  VALUECLICK INCORPORATED+                                                                            2,266,254
         125,300  WEBEX COMMUNICATIONS INCORPORATED+                                                                  3,309,173
         356,250  WEBMETHODS INCORPORATED+                                                                            1,995,000

                                                                                                                     63,597,430
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 7.30%
         163,800  ALKERMES INCORPORATED+<<                                                                            2,165,436
          83,830  CUBIST PHARMACEUTICALS INCORPORATED+                                                                1,104,041
         210,200  ENCYSIVE PHARMACEUTICALS INCORPORATED+<<                                                            2,272,262
          63,818  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                                         1,215,095
          34,649  MARTEK BIOSCIENCES CORPORATION+<<                                                                   1,314,929
         170,849  MEDICINES COMPANY+<<                                                                                3,996,158
          89,360  MGI PHARMA INCORPORATED+<<                                                                          1,944,474
          79,350  NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                              3,337,461
          87,322  OLIN CORPORATION                                                                                    1,592,753

                                                                                                                     18,942,609
                                                                                                              -----------------

COMMUNICATIONS - 4.46%
          86,069  LODGENET ENTERTAINMENT CORPORATION+                                                                 1,427,885
          52,260  NII HOLDINGS INCORPORATED+                                                                          3,341,504
         832,945  UBIQUITEL INCORPORATED+                                                                             6,796,831

                                                                                                                     11,566,220
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 1.48%
          61,250  FIDELITY BANKSHARES INCORPORATED                                                                    1,624,350
          62,600  FIRST REPUBLIC BANK                                                                                 2,211,658

                                                                                                                      3,836,008
                                                                                                              -----------------

EDUCATIONAL SERVICES - 2.58%
          57,700  EDUCATION MANAGEMENT CORPORATION+                                                                   1,946,221

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
EDUCATIONAL SERVICES (continued)
          99,191  LAUREATE EDUCATION INCORPORATED+                                                            $       4,747,281

                                                                                                                      6,693,502
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.04%
         133,038  HEXEL CORPORATION+                                                                                  2,251,003
         198,000  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                        2,128,500
         105,950  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                              2,899,851
         666,556  NMS COMMUNICATIONS CORPORATION+                                                                     1,906,350
         292,251  PIXELWORKS INCORPORATED+                                                                            2,507,514
         135,715  UNIVERSAL DISPLAY CORPORATION+<<                                                                    1,395,150

                                                                                                                     13,088,368
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.39%
          42,744  ADVISORY BOARD COMPANY+<<                                                                           2,083,343
          51,100  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                              1,069,523
          13,131  CORPORATE EXECUTIVE BOARD COMPANY                                                                   1,028,551
          40,800  GEN-PROBE INCORPORATED+                                                                             1,478,184
          59,157  HURON CONSULTING GROUP INCORPORATED+                                                                1,393,147
         191,266  NAVIGANT CONSULTING INCORPORATED+                                                                   3,377,758
         249,635  RESOURCES CONNECTION INCORPORATED+<<                                                                5,799,021
          76,078  SFBC INTERNATIONAL INCORPORATED+                                                                    2,938,893

                                                                                                                     19,168,420
                                                                                                              -----------------

HEALTH SERVICES - 2.58%
          37,790  COVANCE INCORPORATED+                                                                               1,695,637
          76,881  KINDRED HEALTHCARE INCORPORATED+<<                                                                  3,045,257
          27,400  SIERRA HEALTH SERVICES INCORPORATED+                                                                1,958,004

                                                                                                                      6,698,898
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.06%
          83,698  GAMESTOP CORPORATION CLASS A+<<                                                                     2,737,762
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.56%
          27,420  CHOICE HOTELS INTERNATIONAL INCORPORATED                                                            1,801,494
         103,279  GAYLORD ENTERTAINMENT COMPANY+                                                                      4,801,441
          39,791  STATION CASINOS INCORPORATED                                                                        2,642,122

                                                                                                                      9,245,057
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.33%
          70,095  ACTUANT CORPORATION CLASS A+                                                                        3,360,354
          55,811  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                             1,999,708
         167,582  GARDNER DENVER INCORPORATED+                                                                        5,878,777
          70,893  JLG INDUSTRIES INCORPORATED                                                                         1,948,140
          52,800  RACKABLE SYSTEMS INCORPORATED+<<                                                                      633,600

                                                                                                                     13,820,579
                                                                                                              -----------------

INSURANCE CARRIERS - 2.02%
          54,200  PRA INTERNATIONAL+                                                                                  1,451,476
          97,232  PRIMUS GUARANTY LIMITED+<<                                                                          1,407,919
          67,300  WELLCARE HEALTH PLANS INCORPORATED+<<                                                               2,389,823

                                                                                                                      5,249,218
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.43%
          51,311  SHOE CARNIVAL INCORPORATED+                                                                         1,116,527
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.26%
         164,000  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                     $       6,519,000
          84,784  DJ ORTHOPEDICS INCORPORATED+                                                                        2,325,625
         106,725  PHOTON DYNAMICS INCORPORATED+                                                                       2,199,602

                                                                                                                     11,044,227
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.23%
         365,000  IDENTIX INCORPORATED+                                                                               1,835,950
          48,419  SHUFFLE MASTER INCORPORATED+<<                                                                      1,357,185

                                                                                                                      3,193,135
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 5.78%
         134,481  CKX INCORPORATED+<<                                                                                 1,730,098
         373,800  MARVEL ENTERPRISES INCORPORATED+<<                                                                  7,371,336
         152,800  PRICELINE.COM INCORPORATED+<<                                                                       3,564,824
          70,600  SPECTRUM BRANDS INCORPORATED+                                                                       2,329,800

                                                                                                                     14,996,058
                                                                                                              -----------------

MOTION PICTURES - 0.50%
          58,100  MACROVISION CORPORATION+                                                                            1,309,574
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.86%
         665,842  E-LOAN INCORPORATED+                                                                                2,223,912
                                                                                                              -----------------

OIL & GAS EXTRACTION - 0.87%
          66,257  GOODRICH PETROLEUM CORPORATION+                                                                     1,363,569
          24,900  SWIFT ENERGY COMPANY+<<                                                                               891,918

                                                                                                                      2,255,487
                                                                                                              -----------------

PERSONAL SERVICES - 1.58%
          42,570  FIRST ADVANTAGE CORPORATION+                                                                          992,307
          73,121  JACKSON HEWITT TAX SERVICE INCORPORATED                                                             1,728,581
          37,533  STEINER LEISURE LIMITED+<<                                                                          1,391,348

                                                                                                                      4,112,236
                                                                                                              -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.44%
          33,100  HEADWATERS INCORPORATED+<<                                                                          1,137,978
                                                                                                              -----------------

RAILROAD TRANSPORTATION - 0.22%
          20,870  GENESEE & WYOMING INCORPORATED+                                                                       567,873
                                                                                                              -----------------

REAL ESTATE - 1.76%
         103,954  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                      4,559,423
                                                                                                              -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.76%
          36,700  JARDEN CORPORATION+<<                                                                               1,978,864
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.90%
          25,422  GREENHILL & COMPANY INCORPORATED<<                                                                  1,029,845
          85,900  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                 1,305,680

                                                                                                                      2,335,525
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 2.54%
         112,765  ACCURIDE CORPORATION+                                                                               1,198,692
          73,300  COMMERCIAL VEHICLE GROUP INCORPORATED+                                                              1,301,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
TRANSPORTATION EQUIPMENT (continued)
          33,550  OSHKOSH TRUCK CORPORATION                                                                   $       2,626,294
         110,110  RUSH ENTERPRISES INCORPORATED+                                                                      1,468,867

                                                                                                                      6,594,928
                                                                                                              -----------------

TRANSPORTATION SERVICES - 0.98%
         101,509  HUB GROUP INCORPORATED CLASS A+<<                                                                   2,542,801
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.66%
         120,851  AIRGAS INCORPORATED                                                                                 2,981,394
          60,858  PROVIDE COMMERCE+<<                                                                                 1,313,924

                                                                                                                      4,295,318
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 4.27%
         188,572  HUGHES SUPPLY INCORPORATED                                                                          5,298,873
         344,565  PSS WORLD MEDICAL INCORPORATED+                                                                     4,289,834
          82,738  WEST MARINE INCORPORATED+<<                                                                         1,494,249

                                                                                                                     11,082,956
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $236,796,514)                                                                             254,377,698
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 21.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.15%
         452,214  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                452,214
       2,524,150  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     2,524,150

                                                                                                                      2,976,364

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 20.37%
$      3,000,000  ALPINE SECURITIZATION CORPORATION                                    3.09%      07/05/2005          2,998,920
       2,000,000  ATOMIUM FUNDING CORPORATION                                          3.10       07/05/2005          1,999,280
       1,000,000  ATOMIUM FUNDING CORPORATION                                          3.10       07/11/2005            999,090
       2,000,000  BHP BILLITON FINANCE LIMITED                                         3.05       07/01/2005          2,000,000
       1,000,000  BHP BILLITON FINANCE LIMITED                                         3.10       07/05/2005            999,640
       3,000,000  CLIPPER RECEIVABLES CORPORATION                                      3.09       07/07/2005          2,998,380
       3,000,000  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                      3.16       07/08/2006          3,000,000
       2,000,000  CREDIT SUISSE BANK NEW YORK+/-                                       3.48       05/04/2006          1,986,060
       2,000,000  GALAXY FUNDING INCORPORATED                                          3.45       09/29/2005          1,983,060
      13,700,000  GOLDMAN SACHS INCORPORATED REPURCHASE AGREEMENT
                  (MATURITY VALUE $13,701,328)                                         3.49       07/01/2005         13,700,000
       7,000,000  GOLDMAN SACHS REPURCHASE AGREEMENT
                  (MATURITY VALUE $7,000,660)                                          3.44       07/01/2005          7,000,000
       2,000,000  ING USA ANNUITY AND LIFE INSURANCE+/-                                3.60       06/06/2006          2,000,000
       2,000,000  KLIO FUNDING CORPORATION                                             3.31       07/22/2005          1,996,180
       2,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               3.25       05/26/2006          1,999,800
       1,000,000  LIQUID FUNDING LIMITED+/-                                            3.09       03/03/2006          1,000,000
       1,000,000  MORGAN STANLEY+/-                                                    3.52       01/13/2006          1,000,000
       3,200,000  THAMES ASSET GLOBAL SECURITIES                                       3.24       07/20/2005          3,194,464
       2,000,000  WHITE PINE FINANCE LLC+/-                                            3.25       06/12/2006          1,999,800

                                                                                                                     52,854,674
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $55,831,038)                                                           55,831,038
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
WARRANTS - 0.00%
             108  IMPERIAL CREDIT INDUSTRY (EXPIRE JANUARY 31, 2008)+(A)                                      $               0
           2,851  TIMCO AVIATION SERVICES INCORPORATED (EXPIRE ON FEB 27, 2007)+                                              0

TOTAL WARRANTS (COST $0)                                                                                                      0
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 0.91%

MUTUAL FUND - 0.91%
       2,368,577  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         2,368,577
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,368,577)                                                                        2,368,577
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $294,996,129)*                                     120.47%                                              $     312,577,313

OTHER ASSETS AND LIABILITIES, NET                        (20.47)                                                    (53,122,369)
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $     259,454,944
                                                        -------                                               -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,368,577.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SPECIALTY FUNDS                JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 99.02%

DEPOSITORY INSTITUTIONS - 49.07%
         114,000  AMSOUTH BANCORPORATION                                                                        $       2,964,000
         660,984  BANK OF AMERICA CORPORATION                                                                          30,147,480
         372,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                10,706,160
         127,250  BANK OF THE OZARKS INCORPORATED                                                                       4,178,890
          46,800  CAPITAL CORP OF THE WEST                                                                              1,298,700
         660,900  CITIGROUP INCORPORATED                                                                               30,553,407
         150,200  CITY NATIONAL CORPORATION                                                                            10,770,842
          57,200  COMERICA INCORPORATED                                                                                 3,306,160
         212,800  COMPASS BANCSHARES INCORPORATED                                                                       9,576,000
         224,242  CULLEN FROST BANKERS INCORPORATED                                                                    10,685,131
         193,000  GOLDEN WEST FINANCIAL CORPORATION                                                                    12,425,340
         444,000  JP MORGAN CHASE & COMPANY                                                                            15,682,080
          77,000  NORTHERN TRUST CORPORATION                                                                            3,510,430
         334,065  SUMMIT BANCSHARES INCORPORATED                                                                        5,779,325
          52,600  SUNTRUST BANKS INCORPORATED                                                                           3,799,824
         100,850  TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A                                                        3,073,908
         469,500  US BANCORP                                                                                           13,709,400
         181,000  WACHOVIA CORPORATION                                                                                  8,977,600
          29,900  WESTERN SIERRA BANCORP+                                                                               1,012,115
         197,300  ZIONS BANCORPORATION                                                                                 14,507,469

                                                                                                                      196,664,261
                                                                                                                -----------------

FINANCIAL SERVICES - 0.92%
         130,800  INDEPENDENT BANK CORPORATION MASSACHUSETTS                                                            3,689,868
                                                                                                                -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.47%
          67,700  ASPEN INSURANCE HOLDINGS LIMITED                                                                      1,865,812
                                                                                                                -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.77%
         181,200  NATIONAL FINANCIAL PARTNERS CORPORATION                                                               7,092,168
                                                                                                                -----------------

INSURANCE CARRIERS - 20.90%
         109,000  ACE LIMITED                                                                                           4,888,650
         174,600  ALLSTATE CORPORATION                                                                                 10,432,350
         316,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                            18,359,600
          65,500  CHUBB CORPORATION                                                                                     5,607,455
          24,000  EVEREST REINSURANCE GROUP LIMITED                                                                     2,232,000
         104,000  GENWORTH FINANCIAL INCORPORATED                                                                       3,143,920
         108,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        8,076,240
         108,800  PRUDENTIAL FINANCIAL INCORPORATED                                                                     7,143,808
          46,000  RENAISSANCERE HOLDINGS LIMITED                                                                        2,265,040
          36,600  SELECTIVE INSURANCE GROUP INCORPORATED                                                                1,813,530
         273,000  ST. PAUL COMPANIES INCORPORATED                                                                      10,791,690
         121,000  XL CAPITAL LIMITED CLASS A                                                                            9,004,820

                                                                                                                       83,759,103
                                                                                                                -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SPECIALTY FUNDS                JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 13.00%
         204,000  AMERICAN CAPITAL STRATEGIES LIMITED                                                           $       7,366,440
         172,000  AMERICAN EXPRESS COMPANY                                                                              9,155,560
         160,800  CAPITAL ONE FINANCIAL CORPORATION                                                                    12,865,608
          68,000  FANNIE MAE                                                                                            3,971,200
         152,000  FREDDIE MAC                                                                                           9,914,960
         337,150  MBNA CORPORATION                                                                                      8,819,844

                                                                                                                       52,093,612
                                                                                                                -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 12.89%
         413,000  AMVESCAP PLC ADR                                                                                      4,960,130
          81,100  BEAR STEARNS COMPANIES INCORPORATED                                                                   8,429,534
         185,300  GOLDMAN SACHS GROUP INCORPORATED                                                                     18,904,306
         400,000  INSTINET GROUP INCORPORATED+                                                                          2,096,000
          46,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 4,566,880
          75,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                  4,125,750
         124,000  MORGAN STANLEY                                                                                        6,506,280
          55,000  NUVEEN INVESTMENTS CLASS A                                                                            2,069,100

                                                                                                                       51,657,980
                                                                                                                -----------------

TOTAL COMMON STOCKS (COST $331,570,348)                                                                               396,822,804
                                                                                                                -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
REPURCHASE AGREEMENTS - 0.28%
$      1,120,000  GOLDMAN SACHS AND COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,120,087)                    2.80%      07/01/2005            1,120,000

TOTAL REPURCHASE AGREEMENTS (COST $1,120,000)                                                                           1,120,000
                                                                                                                -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $332,690,348)*                                      99.30%                                                $     397,942,804

OTHER ASSETS AND LIABILITIES, NET                          0.70                                                         2,811,328
                                                        -------                                                 -----------------

TOTAL NET ASSETS                                         100.00%                                                $     400,754,132
                                                        -------                                                 -----------------

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 91.35%

APPAREL & ACCESSORY STORES - 1.33%
         292,700  CLAIRE'S STORES INCORPORATED<<                                                              $       7,039,435
         302,500  GOODY'S FAMILY CLOTHING INCORPORATED                                                                2,230,937

                                                                                                                      9,270,372
                                                                                                              -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.68%
         284,700  CSK AUTO CORPORATION+                                                                               4,748,796
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.48%
         203,100  STANDARD PARKING CORPORATION+                                                                       3,307,484
                                                                                                              -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.58%
          81,800  CENTRAL GARDEN & PET COMPANY+                                                                       4,018,016
                                                                                                              -----------------

BUSINESS SERVICES - 12.94%
         264,000  ABM INDUSTRIES INCORPORATED                                                                         5,148,000
         167,100  AVOCENT CORPORATION+                                                                                4,367,994
         565,300  CONCUR TECHNOLOGIES INCORPORATED+                                                                   5,952,609
         364,813  COVANSYS CORPORATION+                                                                               4,687,847
         367,000  CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                           6,965,660
          92,000  DIGITAL INSIGHT CORPORATION+                                                                        2,200,640
         597,000  DOUBLECLICK INCORPORATED+                                                                           5,008,830
       1,366,300  E.PIPHANY INCORPORATED+                                                                             4,754,724
          66,900  EFUNDS CORPORATION+                                                                                 1,203,531
         274,400  FILENET CORPORATION+<<                                                                              6,898,416
         240,500  GEVITY HR INCORPORATED                                                                              4,817,215
         118,400  HUDSON HIGHLAND GROUP INCORPORATED+                                                                 1,845,856
         614,700  INFORMATICA CORPORATION+                                                                            5,157,333
         177,600  MAPINFO CORPORATION+                                                                                1,866,576
         665,400  PEROT SYSTEMS CORPORATION CLASS A+<<                                                                9,461,988
         582,300  RSA SECURITY INCORPORATED+                                                                          6,684,804
         566,600  VALUECLICK INCORPORATED+                                                                            6,986,178
         235,300  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                6,214,273

                                                                                                                     90,222,474
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 5.38%
         434,564  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                             6,023,057
         219,100  ARRAY BIOPHARMA INCORPORATED+                                                                       1,380,330
         132,300  CYTEC INDUSTRIES INCORPORATED                                                                       5,265,540
         135,200  FMC CORPORATION+                                                                                    7,590,128
          73,925  IMMUCOR INCORPORATED+<<                                                                             2,140,129
         198,400  INSPIRE PHARMACEUTICALS INCORPORATED+<<                                                             1,670,528
         196,100  NUVELO INCORPORATED+<<                                                                              1,515,853
         209,200  OLIN CORPORATION                                                                                    3,815,808
          93,400  PERRIGO COMPANY<<                                                                                   1,301,996
         157,700  POLYONE CORPORATION+                                                                                1,043,974
         117,900  SALIX PHARMACEUTICALS LIMITED+<<                                                                    2,082,114
         172,500  SEROLOGICALS CORPORATION+<<                                                                         3,665,625

                                                                                                                     37,495,082
                                                                                                              -----------------

COAL MINING - 0.40%
         108,400  FOUNDATION COAL HOLDINGS INCORPORATED                                                               2,811,896
                                                                                                              -----------------

COMMUNICATIONS - 2.18%
         236,700  CENTENNIAL COMMUNICATIONS CORPORATION+                                                              3,285,396
         349,300  CROWN CASTLE INTERNATIONAL CORPORATION+                                                             7,097,776
         190,800  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                       3,577,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMUNICATIONS (continued)
         124,600  SPANISH BROADCASTING SYSTEM INCORPORATED+<<                                                 $       1,244,754

                                                                                                                     15,205,426
                                                                                                              -----------------

COMPUTER SOFTWARE & SERVICES - 0.55%
         360,600  NESS TECHNOLOGIES INCORPORATED+<<                                                                   3,829,572
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 3.46%
          29,700  BANK OF HAWAII CORPORATION                                                                          1,507,275
         162,700  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                     4,100,040
         176,897  CULLEN FROST BANKERS INCORPORATED                                                                   8,429,142
         235,800  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                          3,437,964
         206,600  GOLD BANC CORPORATION INCORPORATED                                                                  3,006,030
         601,500  TAC ACQUISITION CORPORATION+                                                                        3,609,000

                                                                                                                     24,089,451
                                                                                                              -----------------

EATING & DRINKING PLACES - 1.66%
         168,200  CENTERPLATE INCORPORATED                                                                            2,144,550
          65,500  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                           3,863,190
         183,500  RARE HOSPITALITY INTERNATIONAL INCORPORATED+<<                                                      5,591,245

                                                                                                                     11,598,985
                                                                                                              -----------------

EDUCATIONAL SERVICES - 0.33%
         112,200  LINCOLN EDUCATIONAL SERVICES+<<                                                                     2,272,050
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 4.54%
         198,200  AGL RESOURCES INCORPORATED                                                                          7,660,430
         205,100  ORMAT TECHNOLOGIES INCORPORATED<<                                                                   3,917,410
         207,950  PNM RESOURCES INCORPORATED                                                                          5,991,040
         377,700  WASTE CONNECTIONS INCORPORATED+<<                                                                  14,084,433

                                                                                                                     31,653,313
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.60%
         767,700  AEROFLEX INCORPORATED+                                                                              6,448,680
         663,200  ANDREW CORPORATION+                                                                                 8,462,432
         790,100  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                        8,493,575
         144,100  METHODE ELECTRONICS                                                                                 1,710,467
         129,900  MICROSEMI CORPORATION+<<                                                                            2,442,120
         697,900  MIPS TECHNOLOGIES INCORPORATED+                                                                     5,024,880
         363,700  SOHU.COM INCORPORATED+<<                                                                            7,972,304
         278,600  VOLTERRA SEMICONDUCTOR CORPORATION+<<                                                               4,148,354
         125,200  WESTAR ENERGY INCORPORATED                                                                          3,008,556
         880,600  WESTELL TECHNOLOGIES INCORPORATED+                                                                  5,265,988

                                                                                                                     52,977,356
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.06%
         778,496  DIVERSA CORPORATION+                                                                                4,055,964
         389,800  LEXICON GENETICS INCORPORATED+                                                                      1,925,612
         235,921  MTC TECHNOLOGIES INCORPORATED+                                                                      8,688,971
         378,900  NAVIGANT CONSULTING INCORPORATED+                                                                   6,691,374

                                                                                                                     21,361,921
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 1.41%
         332,000  DEL MONTE FOODS COMPANY+                                                                            3,575,640
          83,100  RALCORP HOLDINGS INCORPORATED+                                                                      3,419,565

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FOOD & KINDRED PRODUCTS (continued)
         170,800  SENOMYX INCORPORATED+                                                                       $       2,819,908

                                                                                                                      9,815,113
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 0.52%
         111,600  BJ'S WHOLESALE CLUB INCORPORATED+                                                                   3,625,884
                                                                                                              -----------------

HEALTH SERVICES - 4.01%
         249,212  DAVITA INCORPORATED+                                                                               11,334,162
         219,500  EDUCATE INCORPORATED+                                                                               3,105,925
          73,800  RENAL CARE GROUP INCORPORATED+<<                                                                    3,402,180
         213,044  SYMBION INCORPORATED+<<                                                                             5,081,099
          95,916  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                4,995,305

                                                                                                                     27,918,671
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 1.67%
         100,008  BRANDYWINE REALTY TRUST                                                                             3,065,245
          92,511  HEALTH CARE REIT INCORPORATED<<                                                                     3,486,740
         211,263  UNITED DOMINION REALTY TRUST INCORPORATED                                                           5,080,875

                                                                                                                     11,632,860
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.29%
          62,000  GAMESTOP CORPORATION CLASS A+<<                                                                     2,028,020
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.53%
         117,600  ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                             3,724,392
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.36%
         147,600  ACTUANT CORPORATION CLASS A+                                                                        7,075,944
         289,200  AGCO CORPORATION+                                                                                   5,529,504
          35,200  CARLISLE COMPANIES INCORPORATED                                                                     2,415,776
         103,100  FMC TECHNOLOGIES INCORPORATED+<<                                                                    3,296,107
          93,800  IDEX CORPORATION                                                                                    3,621,618
         102,500  KENNAMETAL INCORPORATED                                                                             4,699,625
          68,000  MANITOWOC COMPANY INCORPORATED                                                                      2,789,360
         123,700  RACKABLE SYSTEMS INCORPORATED+<<                                                                    1,484,400
         475,400  SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                            12,802,522
         414,900  ULTRATECH INCORPORATED+<<                                                                           7,592,670

                                                                                                                     51,307,526
                                                                                                              -----------------

INSURANCE CARRIERS - 6.56%
         103,800  ARGONAUT GROUP INCORPORATED+                                                                        2,396,742
         629,800  CONSECO INCORPORATED+<<                                                                            13,742,236
         367,132  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                             11,682,140
         292,000  REINSURANCE GROUP OF AMERICA INCORPORATED<<                                                        13,580,920
         121,700  WELLCARE HEALTH PLANS INCORPORATED+                                                                 4,321,567

                                                                                                                     45,723,605
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.24%
          42,800  BROWN SHOE COMPANY INCORPORATED                                                                     1,675,620
                                                                                                              -----------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.96%
         276,800  LAIDLAW INTERNATIONAL INCORPORATED+                                                                 6,670,880
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.97%
          91,800  ADVANCED MEDICAL OPTICS INCORPORATED+                                                               3,649,050
         198,200  DJ ORTHOPEDICS INCORPORATED+                                                                        5,436,626

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         111,400  DRS TECHNOLOGIES INCORPORATED                                                               $       5,712,592
          78,650  FOSSIL INCORPORATED+                                                                                1,785,355
         374,076  II-VI INCORPORATED+                                                                                 6,879,258
          53,800  ITRON INCORPORATED+<<                                                                               2,403,784
         121,400  ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                              3,981,920
         126,700  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                             4,766,454

                                                                                                                     34,615,039
                                                                                                              -----------------

METAL MINING - 1.26%
         338,400  AGNICO-EAGLE MINES LIMITED<<                                                                        4,263,840
         190,330  GOLDCORP INCORPORATED                                                                               3,003,407
         330,100  HECLA MINING COMPANY+<<                                                                             1,505,256

                                                                                                                      8,772,503
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 0.69%
         163,600  PETCO ANIMAL SUPPLIES INCORPORATED+                                                                 4,796,752
                                                                                                              -----------------

MOTION PICTURES - 0.36%
          82,700  CARMIKE CINEMAS INCORPORATED                                                                        2,537,236
                                                                                                              -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.39%
          91,200  LANDSTAR SYSTEM INCORPORATED+<<                                                                     2,746,944
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.03%
         327,215  APOLLO INVESTMENT CORPORATION                                                                       6,030,572
         477,000  ENCORE CAPITAL GROUP INCORPORATED+<<                                                                8,109,000

                                                                                                                     14,139,572
                                                                                                              -----------------

OIL & GAS EXTRACTION - 5.57%
         209,097  DENBURY RESOURCES INCORPORATED+                                                                     8,315,788
         138,100  FOREST OIL CORPORATION+<<                                                                           5,800,200
         252,000  KCS ENERGY INCORPORATED+                                                                            4,377,240
         241,700  ST. MARY LAND & EXPLORATION COMPANY<<                                                               7,004,466
         395,700  SUPERIOR ENERGY SERVICES INCORPORATED+                                                              7,043,460
         440,210  WILLBROS GROUP INCORPORATED+<<                                                                      6,303,807

                                                                                                                     38,844,961
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 1.10%
          83,200  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED<<                                                     2,590,016
         430,700  XERIUM TECHNOLOGIES INCORPORATED+                                                                   5,103,795

                                                                                                                      7,693,811
                                                                                                              -----------------

PERSONAL SERVICES - 0.25%
          43,700  REGIS CORPORATION                                                                                   1,707,796
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 0.82%
         125,300  SCHNITZER STEEL INDUSTRY<<                                                                          2,969,610
         105,600  STEEL DYNAMICS INCORPORATED                                                                         2,772,000

                                                                                                                      5,741,610
                                                                                                              -----------------

RAILROAD TRANSPORTATION - 0.81%
         278,100  KANSAS CITY SOUTHERN+<<                                                                             5,612,058
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.22%
          34,400  GABELLI ASSET MANAGEMENT INCORPORATED CLASS A                                                 $       1,520,136
                                                                                                                -----------------

TEXTILE MILL PRODUCTS - 0.99%
         215,800  ALBANY INTERNATIONAL CORPORATION CLASS A                                                              6,929,338
                                                                                                                -----------------

TRANSPORTATION BY AIR - 1.29%
         279,000  EGL INCORPORATED+                                                                                     5,669,280
         567,200  NORTHWEST AIRLINES CORPORATION+<<                                                                     2,586,432
          52,500  REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                                 758,625

                                                                                                                        9,014,337
                                                                                                                -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.67%
         275,800  AIRGAS INCORPORATED                                                                                   6,803,986
         183,900  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                         4,832,892

                                                                                                                       11,636,878
                                                                                                                -----------------

WHOLESALE TRADE-DURABLE GOODS - 0.21%
          57,700  NUCO2 INCORPORATED+<<                                                                                 1,481,159
                                                                                                                -----------------

TOTAL COMMON STOCKS (COST $574,172,148)                                                                               636,774,895
                                                                                                                -----------------

INVESTMENT COMPANIES - 0.73%
          55,100  ISHARES RUSSELL 2000 INDEX FUND                                                                       3,509,870
         107,740  TECHNOLOGY INVESTMENT CAPITAL CORPORATION                                                             1,594,552

TOTAL INVESTMENT COMPANIES (COST $5,078,200)                                                                            5,104,422
                                                                                                                -----------------

COLLATERAL FOR SECURITIES LENDING - 11.20%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.66%
       1,162,612  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                1,162,612
       3,418,208  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       3,418,208

                                                                                                                        4,580,820
                                                                                                                -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.54%
$     21,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $21,002,034)                                         3.49%      07/01/2005           21,000,000
      52,500,000  DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $52,504,394)                                        3.43       07/01/2005           52,500,000

                                                                                                                       73,500,000
                                                                                                                -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $78,080,820)                                                             78,080,820
                                                                                                                -----------------

SHORT-TERM INVESTMENTS - 7.68%
SHARES

MUTUAL FUND - 7.68%
      53,532,083  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                          53,532,083
                                                                                                                -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $53,532,083)                                                                        53,532,083
                                                                                                                -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $710,863,251)*                                     110.96%                                              $     773,492,220

OTHER ASSETS AND LIABILITIES, NET                        (10.96)                                                    (76,384,333)
                                                       -------                                                -----------------

TOTAL NET ASSETS                                         100.00%                                              $     697,107,887
                                                        -------                                               -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $53,532,083.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                 $    491,590,613

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $503,189,165)                     491,590,613
                                                                                     ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $503,189,165)                                      100.02%                     $    491,590,613

OTHER ASSETS AND LIABILITIES, NET                         (0.02)                              (81,062)
                                                        -------                      ----------------

TOTAL NET ASSETS                                         100.00%                     $    491,509,551
                                                        -------                      ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.81%
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO               $   182,117,804

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $161,690,849)                 182,117,804
                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $161,690,849)                                       99.81%                  $   182,117,804

OTHER ASSETS AND LIABILITIES, NET                          0.19                           350,788
                                                        -------                   ---------------

TOTAL NET ASSETS                                         100.00%                  $   182,468,592
                                                        -------                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SPECIALTY FUNDS                JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 97.52%

CHEMICALS & ALLIED PRODUCTS - 49.66%
          24,770  ABBOTT LABORATORIES                                                                         $       1,213,978
          10,380  ASTRAZENECA PLC                                                                                       427,943
          11,770  BARR LABORATORIES INCORPORATED+                                                                       573,670
          21,350  BIOGEN IDEC INCORPORATED+                                                                             735,507
           9,000  EISAI COMPANY LIMITED                                                                                 301,503
           9,960  ELI LILLY & COMPANY                                                                                   554,872
          11,010  EYETECH PHARMACEUTICALS INCORPORATED+                                                                 139,166
           8,410  GENENTECH INCORPORATED+                                                                               675,155
          55,000  GLAXOSMITHKLINE PLC                                                                                 1,328,992
          27,680  IMPAX LABORATORIES INCORPORATED+                                                                      434,576
          27,444  IVAX CORPORATION+                                                                                     590,046
          17,920  MERCK & COMPANY INCORPORATED                                                                          551,936
          15,460  NITROMED INCORPORATED+                                                                                300,697
          21,270  NOVARTIS AG                                                                                         1,009,828
         105,000  PFIZER INCORPORATED                                                                                 2,895,900
           6,000  RANBAXY LABORATORIES LIMITED SP GDR                                                                   145,950
          12,900  SANOFI-SYNTHELABO SA                                                                                1,056,486
          44,700  VION PHARMACEUTICALS INCORPORATED+                                                                     96,999
          24,550  WYETH                                                                                               1,092,475

                                                                                                                     14,125,679
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.97%
          15,430  GEN-PROBE INCORPORATED+                                                                               559,029
                                                                                                              -----------------

HEALTH SERVICES - 14.61%
          13,060  CAREMARK RX INCORPORATED+                                                                             581,431
           7,770  KINDRED HEALTHCARE INCORPORATED+                                                                      307,770
          16,590  LIFEPOINT HOSPITALS INCORPORATED+                                                                     838,127
          20,420  NEKTAR THERAPEUTICS+                                                                                  343,873
           7,650  ROCHE HOLDING AG                                                                                      965,254
          25,460  SHIRE PHARMACEUTICALS GROUP PLC ADR                                                                   835,088
           4,590  UNIVERSAL HEALTH SERVICES CLASS B                                                                     285,406

                                                                                                                      4,156,949
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.99%
           7,510  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                  280,348
                                                                                                              -----------------

INSURANCE CARRIERS - 11.19%
           8,670  AETNA INCORPORATED                                                                                    718,050
          14,380  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                             1,027,451
          22,280  UNITEDHEALTH GROUP INCORPORATED                                                                     1,161,679
          12,170  UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                             275,285

                                                                                                                      3,182,465
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SPECIALTY FUNDS                JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 15.77%
           4,470  AFFYMETRIX INCORPORATED+                                                                       $         241,067
          15,220  BAXTER INTERNATIONAL INCORPORATED                                                                        564,662
           3,200  BECKMAN COULTER INCORPORATED                                                                             203,424
           6,480  C.R. BARD INCORPORATED                                                                                   430,985
           7,260  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                            471,174
           2,450  GUIDANT CORPORATION                                                                                      164,885
           4,350  INAMED CORPORATION+                                                                                      291,319
           4,440  INTUITIVE SURGICAL INCORPORATED+                                                                         207,082
          22,600  MEDTRONIC INCORPORATED                                                                                 1,170,454
          17,000  ST. JUDE MEDICAL INCORPORATED+                                                                           741,370

                                                                                                                         4,486,422
                                                                                                                 -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.33%
          14,570  JOHNSON & JOHNSON                                                                                        947,050
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $26,910,526)                                                                                  27,737,942
                                                                                                                 -----------------

CONTRACTS                                                                       STRIKE PRICE   EXPIRATION DATE         VALUE
OPTIONS - 0.20%
            190   NEKTAR THERAPEUTICS CALL                                           17.5        11/19/2005                 55,100

TOTAL OPTIONS (PREMIUMS $47,244)                                                                                            55,100
                                                                                                                 -----------------
SHARES

SHORT-TERM INVESTMENTS - 0.87%

MUTUAL FUND - 0.87%
         248,022  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              248,022
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $248,022)                                                                               248,022
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,205,792)*                                       98.59%                                                 $      28,041,064

OTHER ASSETS AND LIABILITIES, NET                          1.41                                                            401,700
                                                        -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $      28,442,764
                                                        -------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $248,022.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SPECIALTY FUNDS                JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 96.04%

BUSINESS SERVICES - 44.99%
         199,690  AUTODESK INCORPORATED                                                                       $       6,863,345
          51,100  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<                                                       2,408,343
          55,790  CTRIP.COM INTERNATIONAL ADR+                                                                        2,838,595
          51,800  F5 NETWORKS INCORPORATED+<<                                                                         2,446,773
          40,040  GOOGLE INCORPORATED CLASS A+<<                                                                     11,777,766
          29,990  INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                  2,323,325
          77,010  INTUIT INCORPORATED+                                                                                3,473,921
         264,660  JUNIPER NETWORKS INCORPORATED+                                                                      6,664,139
           2,210  MACROMEDIA INCORPORATED+                                                                               84,466
           4,880  MCAFEE INCORPORATED+<<                                                                                127,758
         130,500  MONSTER WORLDWIDE INCORPORATED+                                                                     3,742,740
             620  NAVTEQ CORPORATION+                                                                                    23,052
         194,100  NCR CORPORATION+                                                                                    6,816,792
           6,370  NETEASE.COM INCORPORATED ADR+<<                                                                       363,791
         698,950  ORACLE CORPORATION+                                                                                 9,226,140
         587,990  RED HAT INCORPORATED+<<                                                                             7,702,669
         209,000  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+<<                                                         7,689,110
         138,980  SYMANTEC CORPORATION+<<                                                                             3,021,425
          74,020  TELVENT GIT SA+<<                                                                                     762,406
         350,900  VERISIGN INCORPORATED+                                                                             10,091,884
         438,870  YAHOO! INCORPORATED+<<                                                                             15,206,846

                                                                                                                    103,655,286
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 1.52%
         162,630  IVAX CORPORATION+<<                                                                                 3,496,545
                                                                                                              -----------------

COMMUNICATIONS - 5.16%
          40,100  NEUSTAR INCORPORATED+                                                                               1,026,560
         259,690  NEXTEL PARTNERS INCORPORATED CLASS A+                                                               6,536,397
       4,317,000  TENCENT HOLDINGS LIMITED+                                                                           3,261,611
          30,400  USEN CORPORATION                                                                                      798,946
           7,830  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                           263,558

                                                                                                                     11,887,072
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 23.48%
         163,920  BROADCOM CORPORATION CLASS A+<<                                                                     5,820,799
       5,916,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                      4,590,737
         188,250  COMVERSE TECHNOLOGY INCORPORATED+                                                                   4,452,112
         305,240  CYPRESS SEMICONDUCTOR+<<                                                                            3,842,972
           1,760  INTEL CORPORATION                                                                                      45,866
          49,330  INTERNATIONAL RECTIFIER CORPORATION+<<                                                              2,354,028
         162,980  MARVELL TECHNOLOGY GROUP LIMITED+                                                                   6,199,759
          78,750  MICROCHIP TECHNOLOGY INCORPORATED                                                                   2,332,575
         254,000  MOTOROLA INCORPORATED                                                                               4,638,040
         262,640  NATIONAL SEMICONDUCTOR CORPORATION                                                                  5,785,959
          11,490  NETWORK APPLIANCE INCORPORATED+                                                                       324,822
           1,010  NINTENDO COMPANY LIMITED                                                                              105,324
         253,770  NOKIA OYJ ADR                                                                                       4,222,733
           1,790  QUALCOMM INCORPORATED                                                                                  59,088
           3,780  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                 1,790,191
         633,998  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR+<<                                           5,782,064
          52,180  TESSERA TECHNOLOGIES INCORPORATED+                                                                  1,743,334

                                                                                                                     54,090,403
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.34%
          63,970  GREENFIELD ONLINE INCORPORATED+<<                                                                     777,236
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SPECIALTY FUNDS                JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.05%
           2,800  SOFTBANK CORPORATION                                                                        $         109,099
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.77%
          51,170  APPLE COMPUTER INCORPORATED+                                                                        1,883,568
           8,390  COOPER CAMERON CORPORATION+                                                                           520,599
         589,460  EMC CORPORATION+                                                                                    8,081,496
         248,400  HEWLETT-PACKARD COMPANY                                                                             5,839,884
           4,840  NATIONAL-OILWELL INCORPORATED+                                                                        230,094
         231,530  SANDISK CORPORATION+                                                                                5,494,207
           6,950  SMITH INTERNATIONAL INCORPORATED<<                                                                    442,715
             350  TREND MICRO INCORPORATED                                                                               12,420

                                                                                                                     22,504,983
                                                                                                              -----------------

INSURANCE CARRIERS - 1.55%
           1,780  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                               127,181
          49,400  WELLPOINT INCORPORATED+                                                                             3,440,216

                                                                                                                      3,567,397
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.62%
          69,300  AFFYMETRIX INCORPORATED+<<                                                                          3,737,349
             180  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                               4,028

                                                                                                                      3,741,377
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
           1,665  TYCO INTERNATIONAL LIMITED                                                                             48,618
                                                                                                              -----------------

MOTION PICTURES - 0.00%
             570  DREAMWORKS ANIMATION SKG INCORPORATED+                                                                 14,934
                                                                                                              -----------------

OIL & GAS EXTRACTION - 2.54%
          22,080  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                            1,179,735
          50,370  HALLIBURTON COMPANY                                                                                 2,408,694
           1,260  NABORS INDUSTRIES LIMITED+                                                                             76,381
           6,630  SCHLUMBERGER LIMITED                                                                                  503,482
          21,370  TRANSOCEAN INCORPORATED+                                                                            1,153,339
          10,490  ULTRA PETROLEUM CORPORATION+                                                                          318,476
           3,650  WEATHERFORD INTERNATIONAL LIMITED+                                                                    211,627

                                                                                                                      5,851,734
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.63%
         365,250  CORNING INCORPORATED+                                                                               6,070,455
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 2.37%
         106,220  UNITED TECHNOLOGIES CORPORATION                                                                     5,454,397
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $207,595,753)                                                                             221,269,536
                                                                                                              -----------------

                                                                                              STRIKE PRICE/
PRINCIPAL                                                                                   EXPIRATION DATE           VALUE
OPTIONS - 0.80%
         6,500  NASDAQ 100 INDEX PUT+                                                   $37     8/20/2005               390,000
        19,238  NASDAQ 100 INDEX PUT+                                                   $36     9/17/2005             1,442,850

TOTAL OPTIONS (PREMIUMS RECEIVED $1,903,670)                                                                          1,832,850
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SPECIALTY FUNDS                JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL FOR SECURITIES LENDING - 21.04%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.99%
         684,714  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                         $         684,714
       1,586,456  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,586,456

                                                                                                                         2,271,170
                                                                                                                 -----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 20.05%
$     16,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $16,001,550)                                         3.49%      07/01/2005            16,000,000
      30,200,000  DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $30,202,838)                                        3.43       07/01/2005            30,200,000

                                                                                                                        46,200,000
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $48,471,170)                                                              48,471,170
                                                                                                                 -----------------
SHARES

RIGHTS - 0.00%
          30,500  SEAGATE TECHNOLOGY RIGHTS                                                                                      0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.44%
SHARES

MUTUAL FUND - 0.44%
       1,011,977  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                            1,011,977
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,011,977)                                                                           1,011,977
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $258,752,718)*                                     118.27%                                                 $     272,482,538

OTHER ASSETS AND LIABILITIES, NET                        (18.27)                                                       (42,101,128)
                                                        -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $     230,381,410
                                                        -------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,011,977.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

PRINCIPAL         DESCRIPTION                                                                                          VALUE
SCHEDULE OF SECURITIES SOLD SHORT - MAY 31, 2004 - (3.58%)
      (147,860) APPLIED MATERIALS INCORPORATED                                                                          (2,392,375)
      (133,900) BEA SYSTEMS INCORPORATED                                                                                (1,175,642)
       (48,920) HYPERION SOLUTIONS CORPORATION+                                                                         (1,968,541)
        (4,080) SUN MICROSYSTEMS INCORPORATED+                                                                             (15,218)
       (26,550) TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                               (675,698)
       (46,880) AMAZON.COM INCORPORATED+                                                                                (1,550,790)
       (34,200) WESTERN DIGITAL CORPORATION+                                                                              (458,964)

TOTAL SHORT SALES (COST $(8,181,721))                                                                                   (8,237,228)
                                                                                                                 -----------------

                                                                                            STRIKE PRICE/
PRINCIPAL                                                                                  EXPIRATION DATE             VALUE
WRITTEN OPTIONS - (0.05%)
          (710) EBAY INCORPORATE PUT+                                                $27.5     1/21/2006                   (92,300)
          (713) SILICON LAB PUT+                                                     $25       9/17/2005                   (10,695)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(229,852))                                                                      (102,995)
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO  ADVANTAGE EQUITY GATEWAY FUNDS          JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                        VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 98.93%
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                $     338,712

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $332,656)                        338,712
                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $332,656)                                           98.93%                   $     338,712

OTHER ASSETS AND LIABILITIES, NET                          1.07                            3,671
                                                        -------                    -------------

TOTAL NET ASSETS                                         100.00%                   $     342,383
                                                        -------                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1


ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              Wells Fargo Funds Trust

                                              By:  /S/ Karla M. Rabusch
                                                   Karla M. Rabusch
                                                   President


                                              By:  /S/ Stacie D. DeAngelo
                                                   Stacie D. DeAngelo
                                                   Treasurer

Date: August 18, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            Wells Fargo Funds Trust

                                              By:  /S/ Karla M. Rabusch
                                                   Karla M. Rabusch
                                                   President


                                              By:  /S/ Stacie D. DeAngelo
                                                   Stacie D. DeAngelo
                                                   Treasurer
Date: August 18, 2005

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage Institutional Emerging Markets Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund and Wells Fargo Advantage International Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 18, 2005

/S/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage Institutional Emerging Markets Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund and Wells Fargo Advantage International Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 18, 2005

/S/ Stacie D. DeAngelo
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust